UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: January 31

Date of reporting period: July 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2010

Semi-Annual Repor t

Legg Mason

Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Target Retirement Series

Fund objectives

The investment objective of each Fund in the Legg Mason Target Retirement Series is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

Fund name changes

Prior to October 5, 2009, the Funds were known as Legg Mason Partners Target Retirement 2015, Legg Mason Partners Target Retirement 2020, Legg Mason Partners Target Retirement 2025, Legg Mason Partners Target Retirement 2030, Legg Mason Partners Target Retirement 2035, Legg Mason Partners Target Retirement 2040, Legg Mason Partners Target Retirement 2045, Legg Mason Partners Target Retirement 2050 and Legg Mason Partners Target Retirement Fund. There were no changes in the Funds’ investment objectives or investment policies as a result of the name changes.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Target Retirement Series for the six-month reporting period ended July 31, 2010. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 27, 2010

Legg Mason Target Retirement Series	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended July 31, 2010, several economic data points weakened toward the end of the reporting period. Economic growth overseas was mixed, as many developed countries experienced challenging conditions, while emerging market countries generally enjoyed solid expansions. The combination of these factors had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the economy continued to expand during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010. The economy moderated further, with an estimated 1.6% for the second quarter.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While July 2010’s PMI reading of 55.5 was lower than June’s reading of 56.2, manufacturing has now expanded twelve consecutive months according to PMI data. During July, ten of the eighteen industries tracked by the Institute for Supply Management expanded.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that number, however, were 700,000 temporary government jobs tied to the 2010 Census. In June and July, a total of 368,000 of these temporary positions were eliminated. This offset private sector growth and resulted in a net loss of 221,000 and 131,000 jobs in June and July, respectively. The unemployment rate was 9.5% in July and June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 7.1% in May and June, respectively. In July, sales plummeted 27.2% to 3.83 million — the lowest level reported in over a decade. In addition, the inventory of unsold homes increased to nearly four million in July. This represents a 12.5 month supply at the current sales level, versus an 8.9 month supply in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.0% in June. This marked the third straight monthly increase following six consecutive months of declining prices.

Outside of the U.S., economic news was dominated by the sovereign debt crisis in Europe. In May, the European Union and International Monetary Fund (“IMF”) announced a €750 billion ($955 billion) plan to aid fiscally-troubled Eurozone countries. Despite this, investors were skeptical that the bailout plan would be sufficient to stem the contagion of the debt crisis to other peripheral European countries. Given the economic strains in the Eurozone, the IMF projected that growth in the region will be a modest 1% in 2010. Expectations for Japan’s economy are better but still relatively tepid, as the IMF’s forecast for the country’s economy is a 2.4% expansion in 2010. In contrast, many emerging market countries are experiencing strong economic growth. The IMF projected that China’s economy will expand 10.5% in 2010 and India’s economy will grow 9.4% during the year.

Financial market overview

During most of the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by the stock market and the fixed-income spread sectors (non-Treasuries). However, the market experienced a sharp sell-off beginning in late April and in May, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities. Demand for riskier assets then resumed during the last two months of the period.

IV	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Given certain pockets of weakness in the economy, the Federal Reserve Board (“Fed”)iv remained cautious throughout the reporting period. At its meeting in August 2010 (after the reporting period ended), the Fed said that “the pace of recovery in output and employment has slowed in recent months. . . . The Committee will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to prior steps taken to reverse its accommodative monetary stance, the Fed indicated in August 2010 its willingness to take further actions to spur the economy. At its August 10th meeting, the Fed announced that it would begin to use the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities. This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

As a result of the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1% during the reporting period. The ECB has kept rates at this historic low since the middle of 2009. Similar stances were taken by the Bank of England and the Bank of Japan, keeping rates at 0.5% and 0.1%, respectively, during the six months ended July 31, 2010. In contrast, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to tame inflation.

Equity market review

After a solid start, the domestic equity market, as measured by the S&P 500 Indexvi (the “Index”), fell sharply in May and June, and then rallied in July. Looking back, the Index rose during the first three months of the reporting period – advancing a total of 11.05%. There were a number of factors contributing to the stock market’s ascent, including improving economic conditions, rising corporate profits and strong investor demand.

However, robust investor appetite was replaced with heightened risk aversion in May and June. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. After reaching a nineteen-month high on April 23, 2010, the market fell into “correction territory” in

May, as it plunged more than 10%. This marked the first correction since November 2007. Despite continued disappointing economic data, strong second quarter corporate profits helped the market rally in July. All told, the Index returned 3.61% over the six months ended July 31, 2010.

The international developed equity market, as measured by the MSCI EAFE Indexvii (Gross), lagged its U.S. counterpart during the six months ended July 31, 2010. An impressive rally in July 2010 was not enough to overcome its earlier weakness, as the MSCI EAFE Index declined during four of the first five months covered by this report. The earlier decline was due to a number of factors, including concerns regarding the debt crisis in Greece and fears that it could spread to other European countries. In addition, more subdued economic growth and the strengthening U.S. dollar negatively impacted the international developed equity market. All told, the MSCI EAFE Index returned -0.28% during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Indexviii fared better, in large part due to a strong 8.33% gain in July. During the six months ended July 31, 2010, the MSCI Emerging Markets Index returned 7.65%.

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector outperformed equal-durationix Treasuries during the first half of the reporting period. Over that time, investor confidence was high given the encouraging economic backdrop, continued low interest rates and benign inflation. However, a “flight to quality” occurred toward the end of April and during the month of May. This was due to the situation in Europe, pending financial regulations and pockets of weakness in the economy. Most spread sectors then produced positive absolute returns in June and July, as investor demand for these securities again increased.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 0.82% and 3.63%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined during the remainder of the period. On July 31, 2010, two- and ten-year Treasury yields were 0.55% and 2.94%, respectively – at or near their lows for the reporting period. Over the six-month reporting period, the yield curvex flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the

Legg Mason Target Retirement Series	V

six months ended July 31, 2010, the Barclays Capital U.S. Aggregate Indexxi returned 4.85%.

While the U.S. high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce solid results during the reporting period. The asset class posted positive returns during each month, except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital

U.S. High Yield – 2% Issuer Cap Indexxii returned 6.72% for the six months ended July 31, 2010.

Emerging market debt prices rallied over the reporting period, also posting positive returns each month during the period except for May 2010. This impressive performance was triggered by strong economic growth in many emerging market countries, solid domestic demand and generally robust investor demand for the asset class. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xiii returned 9.31% over the six months ended July 31, 2010.

VI	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2015

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Target Retirement 2015, excluding sales charges, returned 5.17%. The Fund’s primary benchmark, the Dow Jones Target 2015 Indexxiv, and its secondary benchmark, the Target Retirement 2015 Composite Indexxv, returned 4.87% and 4.20%, respectively, for the same period. The Lipper Mixed-Asset Target 2015 Funds Category Average1 returned 4.18% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2015:
Class A	5.17%
Class C	4.76%
Class FI	5.17%
Class R	5.07%
Class I	5.27%
Dow Jones Target 2015 Index	4.87%
Target Retirement 2015 Composite Index	4.20%
Lipper Mixed-Asset Target 2015 Funds Category Average	4.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distribu-tions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 9.69%, 10.12%, 11.44%, 11.53% and 10.06%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares and 0.74% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 134 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	VII

Legg Mason Target Retirement 2020

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Target Retirement 2020, excluding sales charges, returned 4.82%. The Fund’s primary benchmark, the Dow Jones Target 2020 Indexx iv , and its secondary benchmark, the Target Retirement 2020 Composite Indexxvi, returned 5.04% and 4.07%, respectively, for the same period. The Lipper Mixed-Asset Target 2020 Funds Category Average1 returned 4.40% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2020:
Class A	4.82%
Class C	4.41%
Class FI	4.82%
Class R	4.62%
Class I	4.82%
Dow Jones Target 2020 Index	5.04%
Target Retirement 2020 Composite Index	4.07%
Lipper Mixed-Asset Target 2020 Funds Category Average	4.40%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distribu-tions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 8.95%, 10.29%, 9.86%, 9.72% and 8.63%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares and 0.74% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 181 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2025

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Target Retirement 2025, excluding sales charges, returned 4.60%. The Fund’s primary benchmark, the Dow Jones Target 2025 Indexxiv, and its secondary benchmark, the Target Retirement 2025 Composite Indexxvii, returned 5.18% and 4.09%, respectively, for the same period. The Lipper Mixed-Asset Target 2025 Funds Category Average1 returned 4.26% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2025:
Class A	4.60%
Class C	4.19%
Class FI	4.60%
Class R	4.60%
Class I	4.81%
Dow Jones Target 2025 Index	5.18%
Target Retirement 2025 Composite Index	4.09%
Lipper Mixed-Asset Target 2025 Funds Category Average	4.26%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distribu-tions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 9.71%, 10.68%, 10.24%, 10.52% and 9.18%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares and 0.74% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 112 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	IX

Legg Mason Target Retirement 2030

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Target Retirement 2030, excluding sales charges, returned 4.54%. The Fund’s primary benchmark, the Dow Jones Target 2030 Indexxiv, and its secondary benchmark, the Target Retirement 2030 Composite Indexxviii, returned 5.28% and 4.26%, respectively, for the same period. The Lipper Mixed-Asset Target 2030 Funds Category Average1 returned 4.23% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2030:
Class A	4.54%
Class C	4.22%
Class FI	4.54%
Class R	4.33%
Class I	4.75%
Dow Jones Target 2030 Index	5.28%
Target Retirement 2030 Composite Index	4.26%
Lipper Mixed-Asset Target 2030 Funds Category Average	4.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distribu-tions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 10.27%, 11.97%, 10.23%, 10.36% and 9.32%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares and 0.74% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 178 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

X	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2035

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Target Retirement 2035, excluding sales charges, returned 3.90%. The Fund’s primary benchmark, the Dow Jones Target 2035 Indexxi v, and its secondary benchmark, the Target Retirement 2035 Composite Indexxix, returned 5.34% and 4.23%, respectively, for the same period. The Lipper Mixed-Asset Target 2035 Funds Category Average1 returned 4.12% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2035:
Class A	3.90%
Class C	3.48%
Class FI	3.90%
Class R	3.80%
Class I	4.00%
Dow Jones Target 2035 Index	5.34%
Target Retirement 2035 Composite Index	4.23%
Lipper Mixed-Asset Target 2035 Funds Category Average	4.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distribu-tions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 10.67%, 10.25%, 11.95%, 12.24% and 7.73%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares and 0.74% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 107 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XI

Legg Mason Target Retirement 2040

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Target Retirement 2040, excluding sales charges, returned 4.10%. The Fund’s primary benchmark, the Dow Jones Target 2040 Indexxiv, and its secondary benchmark, the Target Retirement 2040 Composite Indexxx, returned 5.35% and 4.47%, respectively, for the same period. The Lipper Mixed-Asset Target 2040 Funds Category Average1 returned 4.19% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2040:
Class A	4.10%
Class C	3.68%
Class FI	4.10%
Class R	3.99%
Class I	4.20%
Dow Jones Target 2040 Index	5.35%
Target Retirement 2040 Composite Index	4.47%
Lipper Mixed-Asset Target 2040 Funds Category Average	4.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distribu-tions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 13.42%, 11.68%, 13.61%, 13.78% and 9.62%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares and 0.74% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 176 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XII	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement 2045

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Target Retirement 2045, excluding sales charges, returned 3.99%. The Fund’s primary benchmark, the Dow Jones Target 2045 Indexxiv, and its secondary benchmark, the Target Retirement 2045 Composite Indexxxi, returned 5.34% and 4.47%, respectively, for the same period. The Lipper Mixed-Asset Target 2045 Funds Category Average1 returned 4.06% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2045:
Class A	3.99%
Class C	3.57%
Class FI	3.99%
Class R	4.00%
Class I	4.20%
Dow Jones Target 2045 Index	5.34%
Target Retirement 2045 Composite Index	4.47%
Lipper Mixed-Asset Target 2045 Funds Category Average	4.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distribu-tions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 13.76%, 13.60%, 14.71%, 14.88% and 11.61%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares and 0.74% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 101 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XIII

Legg Mason Target Retirement 2050

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Target Retirement 2050, excluding sales charges, returned 4.21%. The Fund’s primary benchmark, the Dow Jones Target 2050 Indexxiv, and its secondary benchmark, the Target Retirement 2050 Composite Indexxxii, returned 5.34% and 4.47%, respectively, for the same period. The Lipper Mixed-Asset Target 2050+ Funds Category Average1 returned 4.21% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement 2050:
Class A	4.21%
Class C	3.78%
Class FI	4.21%
Class R	4.10%
Class I	4.31%
Dow Jones Target 2050 Index	5.34%
Target Retirement 2050 Composite Index	4.47%
Lipper Mixed-Asset Target 2050+ Funds Category Average	4.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distribu-tions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 14.60%, 14.86%, 15.29%, 15.68% and 13.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares and 0.74% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 147 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

XIV	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Legg Mason Target Retirement Fund

Performance review

For the six months ended July 31, 2010, Class A shares of Legg Mason Target Retirement Fund, excluding sales charges, returned 6.06%. The Fund’s primary benchmarks, the Russell 3000 Indexxxiii, the MSCI EAFE Index (Gross) and the Barclays Capital U.S. Aggregate Index, and its secondary benchmark, the Target Retirement Fund Composite Indexxxiv, returned 4.23%, -0.28%, 4.85% and 4.95%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned 4.04% over the same time frame.

Performance Snapshot as of July 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Target Retirement Fund:
Class A	6.06%
Class C	5.57%
Class FI	6.06%
Class R	5.87%
Class I	6.25%
Russell 3000 Index	4.23%
MSCI EAFE Index (Gross)	-0.28%
Barclays Capital U.S. Aggregate Index	4.85%
Target Retirement Fund Composite Index	4.95%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	4.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated May 31, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 11.32%, 12.68%, 12.23%, 12.49% and 11.63%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.99% for Class A shares, 1.74% for Class C shares, 0.99% for Class FI shares, 1.24% for Class R shares and 0.74% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 469 funds in the Fund’s Lipper category, and excluding sales charges.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Target Retirement Series	XV

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 31, 2010

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small- and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in the Target Retirement Series is a “fund of funds” – meaning it invests in other underlying funds. There are additional risks and other expenses associated with Funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Projections and forecasts are inherently limited and should not be relied upon as indicators of future performance. Investors should not use this information as the sole basis for investment decisions.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

viii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

ix

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

[x]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

xi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xii	The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High

Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xiii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xiv

The Dow Jones Target Date Indices (each an “Index” or collectively the “Indices”) are a series of indices designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is comprised of a set of equity, bond and cash sub-indices. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indices with longer time horizons have higher allocations to equity securities, while the Indices with shorter time horizons replace some of their stock allocations with allocations to fixed-income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. Back-tested performance information is purely hypothetical and is provided solely for informational purposes.

xv

The Target Retirement 2015 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2010. The Composite Index combines returns from the MSCI EAFE Index (24.19%), Russell 1000 Index (22.76%), Barclays Capital U.S. Aggregate Index (22.24%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.54%) and Barclays Capital U.S. High Yield – 2% Issuer Cap Index (1.27%). The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Barclays Capital Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds. The FTSE NAREIT All REITs Index consists of all tax-qualified real estate investment trusts (“REITs”) listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000

XVI	Legg Mason Target Retirement Series

Investment commentary (cont’d)

Index. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.
xvi

The Target Retirement 2020 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2010. The Composite Index combines returns from the Russell 1000 Index (27.66%), MSCI EAFE Index (25.97%), Barclays Capital U.S. Aggregate Index (15.58%), Barclays Capital Global Aggregate ex-USD Index (15%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), MSCI Emerging Markets Index (4.03%), JPMorgan Emerging Markets Bond Index Plus (1.24%) and Barclays Capital U.S. High Yield – 2% Issuer Cap Index (0.52%). The JPMorgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xvii

The Target Retirement 2025 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2010. The Composite Index combines returns from the Russell 1000 Index (33.12%), MSCI EAFE Index (26.95%), Barclays Capital Global Aggregate ex-USD Index (12.52%), Barclays Capital U.S. Aggregate Index (10.53%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%), JPMorgan Emerging Markets Bond Index Plus (3.08%), MSCI Emerging Markets Index (3.05%) and Barclays Capital U.S. High Yield – 2% Issuer Cap Index (0.75%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xviii

The Target Retirement 2030 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2010. The Composite Index combines returns from the Russell 1000 Index (41.43%), MSCI EAFE Index (28.08%), Barclays Capital U.S. Aggregate Index (6.77%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital Global Aggregate ex-USD Index (4.97%), MSCI Emerging Markets Index (1.92%) and Barclays Capital U.S. High Yield – 2% Issuer Cap Index (1.83%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xix

The Target Retirement 2035 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2010. The Composite Index combines returns from the Russell 1000 Index (52%), MSCI EAFE Index (28.27%), FTSE NAREIT All REITs Index (5%), JPMorgan Emerging Markets Bond Index Plus (5%), Russell 2000 Index (5%), Barclays Capital U.S. Aggregate Index (3%) and MSCI Emerging Markets Index (1.73%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xx

The Target Retirement 2040 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2010. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxi

The Target Retirement 2045 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2010. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxii

The Target Retirement 2050 Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2010. The Composite Index combines returns from the Russell 1000 Index (51%), MSCI EAFE Index (25.66%), Russell 2000 Index (7.57%), FTSE NAREIT All REITs Index (5%), MSCI Emerging Markets Index (4.34%), JPMorgan Emerging Markets Bond Index Plus (3.43%) and Barclays Capital U.S. Aggregate Index (3%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

xxiii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.
xxiv

The Target Retirement Fund Composite Index is a hypothetical combination of unmanaged indices reflecting the Fund’s target asset allocation as of July 31, 2010. The Composite Index combines returns from the Barclays Capital U.S. Aggregate Index (42.18%), Barclays Capital Global Aggregate ex-USD Index (15%), MSCI EAFE Index (13.91%), Russell 1000 Index (8.3%), Barclays Capital U.S. High Yield – 2% Issuer Cap Index (7.39%), FTSE NAREIT All REITs Index (5%), Russell 2000 Index (5%) and MSCI Emerging Markets Index (3.22%). Over time, the Composite Index will change with the Fund’s asset allocation; and the Index allocation will gradually become more conservative. When the Fund’s Composite Index changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the Composite Index’s actual allocation during that period which may be different than the current Composite Index allocation.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	1

Funds at a glance (unaudited)

Legg Mason Target Retirement 2015 Breakdown (%) as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
21.1 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
13.4 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds and Notes Collateralized Mortgage Obligations U.S. government & Agency Obligations Municipal Bonds
8.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
6.8 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
6.6 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
6.2 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Staples
4.9 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	Common Stocks U.S. Treasury Inflation Protected Securities Corporate Bonds & Notes Preferred Stocks Purchased Options
4.7 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.3 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Consumer Discretionary
3.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
3.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Technology
3.1 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Consumer Discretionary Information Technology Energy
2.5 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
2.2 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
2.2 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
2.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health care Consumer Discretionary Energy Information Technology Industrials
2.1 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
2.0 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services
1.8 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials

2	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2020 Breakdown (%) as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
16.8 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
13.3 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds and Notes Collateralized Mortgage Obligations U.S. Government & Agency Obligations Municipal Bonds
9.4 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.4 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
7.2 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
7.0 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Staples
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.9 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	Common Stocks U.S. Treasury Inflation Protected Securities Corporate Bonds & Notes Preferred Stocks Purchased Options

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Consumer Discretionary
3.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
3.1 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
3.1 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Consumer Discretionary Information Technology Energy
3.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Technology
2.7 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
2.6 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
2.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
2.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
1.8 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services
0.6 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials
0.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Consumer Discretionary

Legg Mason Target Retirement Series 2010 Semi-Annual Report	3

Legg Mason Target Retirement 2025 Breakdown (%) as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.7 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds and Notes Collateralized Mortgage Obligations U.S. Government & Agency Obligations Municipal Bonds
10.2 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
10.0 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
8.9 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Staples
7.6 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
7.4 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
4.8 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Consumer Discretionary
4.6 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.3 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	Common Stocks U.S. Treasury Inflation Protected Securities Corporate Bonds & Notes Preferred Stocks Purchased Options
3.8 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
3.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
3.2 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Technology
3.1 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
2.9 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
2.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Consumer Discretionary Information Technology Energy
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
2.0 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Consumer Discretionary
1.5 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services
0.6 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials

4	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2030 Breakdown (%) as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.2 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Staples
10.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
8.2 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
8.1 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
7.8 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds and Notes Collateralized Mortgage Obligations U.S. Government & Agency Obligations Municipal Bonds
7.3 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
6.0 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
5.7 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Consumer Discretionary

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.1 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services
4.8 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
4.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
4.0 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Consumer Discretionary
4.0 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
3.9 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
3.3 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Technology
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
1.4 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Consumer Discretionary Information Technology Energy
1.3 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials
1.0 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

Legg Mason Target Retirement Series 2010 Semi-Annual Report	5

Legg Mason Target Retirement 2035 Breakdown (%) as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.9 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Staples
10.8 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
8.5 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
8.2 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
7.5 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Consumer Discretionary
7.5 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
6.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
5.2 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
5.2 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.7 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
4.3 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Consumer Discretionary
3.6 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
3.4 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Technology
2.2 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
2.2 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials
1.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Consumer Discretionary Information Technology Energy
0.6 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

6	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2040 Breakdown (%) as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Staples
9.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Consumer Discretionary
7.8 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
7.5 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
7.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
6.2 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.4 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
5.4 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.2 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
5.2 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Technology
3.4 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Consumer Discretionary
3.0 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
2.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Consumer Discretionary Information Technology Energy
2.9 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
1.6 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

Legg Mason Target Retirement Series 2010 Semi-Annual Report	7

Legg Mason Target Retirement 2045 Breakdown (%) as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Staples
9.4 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.8 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Consumer Discretionary
7.7 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
7.2 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
7.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
6.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.3 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
5.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
5.2 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Technology
3.6 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Consumer Discretionary
3.2 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
2.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Consumer Discretionary Information Technology Energy
2.9 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
1.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

8	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Funds at a glance (unaudited) (cont’d)

Legg Mason Target Retirement 2050 Breakdown (%) as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Staples
9.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
7.9 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
7.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Consumer Discretionary
7.5 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
7.1 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples
6.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
5.4 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
5.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.1 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities
4.9 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.8 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Technology
3.6 Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	Sovereign Bonds Energy Materials Telecommunication Services Consumer Discretionary
3.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
2.9 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
2.7 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Consumer Discretionary Information Technology Energy
1.9 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services

Legg Mason Target Retirement Series 2010 Semi-Annual Report	9

Legg Mason Target Retirement Fund Breakdown (%) as of — July 31, 2010†

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
38.4 Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	Corporate Bonds and Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
13.9 Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds and Notes Collateralized Mortgage Obligations U.S. Government & Agency Obligations Municipal Bonds
6.8 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Financials Energy Industrials Materials
5.3 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Materials Consumer Discretionary
5.0 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	Common Stocks U.S. Treasury Inflation Protected Securities Corporate Bonds & Notes Preferred Stocks Purchased Options
4.6 Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	Specialized REITs Retail REITs Office REITs Residential REITs Diversified REITs
4.5 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Consumer Staples Industrials
4.3 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Discretionary Industrials Materials Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
3.3 The Royce Fund — Royce Value Fund, Institutional Class Shares	Natural Resources Financial Intermediaries Industrial Products Consumer Services Technology
2.4 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Health Care Utilities Energy Consumer Staples
2.4 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	Financials Materials Consumer Discretionary Information Technology Energy
2.1 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Technology Consumer Discretionary Health Care Producer Durables
1.3 Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	Financials Materials Energy Information Technology Telecommunication Services
1.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Industrials Financials Consumer Staples Consumer Discretionary
1.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
1.0 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Energy Health Care
0.9 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
0.8 Legg Mason Capital Management Growth Trust, Inc., Class I Shares	Information Technology Health Care Consumer Staples Industrials Financials
0.8 Legg Mason Capital Management Value Trust, Inc., Class I Shares	Financials Information Technology Consumer Discretionary Health Care Utilities

10	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2015	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2015	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.17%	$1,000.00	$1,051.70	0.47%	$2.39	Class A	5.00%	$1,000.00	$1,022.46	0.47%	$2.36
Class C	4.76	1,000.00	1,047.60	1.21	6.14	Class C	5.00	1,000.00	1,018.79	1.21	6.06
Class FI	5.17	1,000.00	1,051.70	0.47	2.39	Class FI	5.00	1,000.00	1,022.46	0.47	2.36
Class R	5.07	1,000.00	1,050.70	0.72	3.66	Class R	5.00	1,000.00	1,021.22	0.72	3.61
Class I	5.27	1,000.00	1,052.70	0.20	1.02	Class I	5.00	1,000.00	1,023.80	0.20	1.00

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	11

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2020	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2020	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.82%	$1,000.00	$1,048.20	0.46%	$2.34	Class A	5.00%	$1,000.00	$1,022.51	0.46%	$2.31
Class C	4.41	1,000.00	1,044.10	1.21	6.13	Class C	5.00	1,000.00	1,018.79	1.21	6.06
Class FI	4.82	1,000.00	1,048.20	0.47	2.39	Class FI	5.00	1,000.00	1,022.46	0.47	2.36
Class R	4.62	1,000.00	1,046.20	0.72	3.65	Class R	5.00	1,000.00	1,021.22	0.72	3.61
Class I	4.82	1,000.00	1,048.20	0.19	0.96	Class I	5.00	1,000.00	1,023.85	0.19	0.95

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

12	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2025	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2025	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.60%	$1,000.00	$1,046.00	0.45%	$2.28	Class A	5.00%	$1,000.00	$1,022.56	0.45%	$2.26
Class C	4.19	1,000.00	1,041.90	1.20	6.08	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class FI	4.60	1,000.00	1,046.00	0.45	2.28	Class FI	5.00	1,000.00	1,022.56	0.45	2.26
Class R	4.60	1,000.00	1,046.00	0.70	3.55	Class R	5.00	1,000.00	1,021.32	0.70	3.51
Class I	4.81	1,000.00	1,048.10	0.18	0.91	Class I	5.00	1,000.00	1,023.90	0.18	0.90

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	13

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/ or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2030	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2030	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.54%	$1,000.00	$1,045.40	0.46%	$2.33	Class A	5.00%	$1,000.00	$1,022.51	0.46%	$2.31
Class C	4.22	1,000.00	1,042.20	1.19	6.03	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class FI	4.54	1,000.00	1,045.40	0.46	2.33	Class FI	5.00	1,000.00	1,022.51	0.46	2.31
Class R	4.33	1,000.00	1,043.30	0.71	3.60	Class R	5.00	1,000.00	1,021.27	0.71	3.56
Class I	4.75	1,000.00	1,047.50	0.18	0.91	Class I	5.00	1,000.00	1,023.90	0.18	0.90

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

14	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2035	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2035	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.90%	$1,000.00	$1,039.00	0.47%	$2.38	Class A	5.00%	$1,000.00	$1,022.46	0.47%	$2.36
Class C	3.48	1,000.00	1,034.80	1.20	6.05	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class FI	3.90	1,000.00	1,039.00	0.46	2.33	Class FI	5.00	1,000.00	1,022.51	0.46	2.31
Class R	3.80	1,000.00	1,038.00	0.71	3.59	Class R	5.00	1,000.00	1,021.27	0.71	3.56
Class I	4.00	1,000.00	1,040.00	0.19	0.96	Class I	5.00	1,000.00	1,023.85	0.19	0.95

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	15

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2040	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2040	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.10%	$1,000.00	$1,041.00	0.45%	$2.28	Class A	5.00%	$1,000.00	$1,022.56	0.45%	$2.26
Class C	3.68	1,000.00	1,036.80	1.19	6.01	Class C	5.00	1,000.00	1,018.89	1.19	5.96
Class FI	4.10	1,000.00	1,041.00	0.46	2.33	Class FI	5.00	1,000.00	1,022.51	0.46	2.31
Class R	3.99	1,000.00	1,039.90	0.71	3.59	Class R	5.00	1,000.00	1,021.27	0.71	3.56
Class I	4.20	1,000.00	1,042.00	0.18	0.91	Class I	5.00	1,000.00	1,023.90	0.18	0.90

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance agreements, fee waivers and/or expense reimbursements. In the absence of compensating balance agreements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance agreements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

16	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2045	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2045	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.99%	$1,000.00	$1,039.90	0.45%	$2.28	Class A	5.00%	$1,000.00	$1,022.56	0.45%	$2.26
Class C	3.57	1,000.00	1,035.70	1.20	6.06	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class FI	3.99	1,000.00	1,039.90	0.46	2.33	Class FI	5.00	1,000.00	1,022.51	0.46	2.31
Class R	4.00	1,000.00	1,040.00	0.71	3.59	Class R	5.00	1,000.00	1,021.27	0.71	3.56
Class I	4.20	1,000.00	1,042.00	0.18	0.91	Class I	5.00	1,000.00	1,023.90	0.18	0.90

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	17

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement 2050	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement 2050	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.21%	$1,000.00	$1,042.10	0.46%	$2.33	Class A	5.00%	$1,000.00	$1,022.51	0.46%	$2.31
Class C	3.78	1,000.00	1,037.80	1.20	6.06	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class FI	4.21	1,000.00	1,042.10	0.46	2.33	Class FI	5.00	1,000.00	1,022.51	0.46	2.31
Class R	4.10	1,000.00	1,041.00	0.71	3.59	Class R	5.00	1,000.00	1,021.27	0.71	3.56
Class I	4.31	1,000.00	1,043.10	0.19	0.96	Class I	5.00	1,000.00	1,023.85	0.19	0.95

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

18	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2010 and held for the six months ended July 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Legg Mason Target Retirement Fund	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Legg Mason Target Retirement Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	6.06%	$1,000.00	$1,060.60	0.50%	$2.55	Class A	5.00%	$1,000.00	$1,022.32	0.50%	$2.51
Class C	5.57	1,000.00	1,055.70	1.24	6.32	Class C	5.00	1,000.00	1,018.65	1.24	6.21
Class FI	6.06	1,000.00	1,060.60	0.50	2.55	Class FI	5.00	1,000.00	1,022.32	0.50	2.51
Class R	5.87	1,000.00	1,058.70	0.75	3.83	Class R	5.00	1,000.00	1,021.08	0.75	3.76
Class I	6.25	1,000.00	1,062.50	0.23	1.18	Class I	5.00	1,000.00	1,023.65	0.23	1.15

[1]	For the six months ended July 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	19

Schedules of investments (unaudited)

July 31, 2010

Legg Mason Target Retirement 2015

Description	Shares	Value
Investments in Underlying Funds — 97.3%
iShares Trust:
iShares MSCI EAFE Index Fund	4,156	$215,780
iShares Russell 1000 Growth Index Fund	1,285	62,837
iShares Russell 1000 Value Index Fund	2,680	154,234
iShares Russell 2000 Index Fund	840	54,650
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	2,827	55,134	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,267	51,303	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	31,411	334,215	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,644	76,814	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	14,344	168,684	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	8,842	80,642	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	535	52,697	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	6,634	81,468	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	20,936	164,973	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	10,208	122,910	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	7,625	77,618	*(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,170	48,988
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	2,325	118,459
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	46,316	526,618	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	5,119	44,895	(a)(b)
Total Investments in Underlying Funds — 97.3% (Cost — $2,219,162#)		2,492,919
Other Assets in Excess of Liabilities — 2.7%		67,878
Total Net Assets — 100.0%		$2,560,797

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

20	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2010

Legg Mason Target Retirement 2020

Description	Shares	Value
Investments in Underlying Funds — 97.2%
iShares Trust:
iShares MSCI EAFE Index Fund	6,061	$314,687
iShares Russell 1000 Growth Index Fund	2,148	105,037
iShares Russell 1000 Value Index Fund	4,067	234,056
iShares Russell 2000 Index Fund	1,037	67,467
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,384	85,489	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,201	89,138	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	41,681	443,490	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	4,938	104,098	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	20,974	246,655	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	13,636	124,363	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	832	81,949	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	10,348	127,076	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	30,615	241,246	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	1,991	10,491	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	13,481	162,316	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	9,877	100,552	*(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,430	59,874
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,245	165,333
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	49,346	561,061	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	2,149	18,843	(a)(b)
Total Investments in Underlying Funds — 97.2% (Cost — $3,020,111#)		3,343,221
Other Assets in Excess of Liabilities — 2.8%		95,415
Total Net Assets — 100.0%		$3,438,636

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	21

Legg Mason Target Retirement 2025

Description	Shares	Value
Investments in Underlying Funds — 97.7%
iShares Trust:
iShares MSCI EAFE Index Fund	7,101	$368,684
iShares Russell 1000 Growth Index Fund	2,802	137,018
iShares Russell 1000 Value Index Fund	5,626	323,776
iShares Russell 2000 Index Fund	1,198	77,942
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,860	114,269	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,610	105,672	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	43,204	459,691	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,713	78,273	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	23,279	273,756	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	18,206	166,036	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,259	124,033	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	13,815	169,643	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	33,976	267,733	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	13,462	70,943	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	13,086	157,554	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	11,546	117,539	*(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	1,300	54,431
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,437	175,115
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	31,727	360,737	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	2,688	23,575	(a)(b)
Total Investments in Underlying Funds — 97.7% (Cost — $3,335,553#)		3,626,420
Other Assets in Excess of Liabilities — 2.3%		84,437
Total Net Assets — 100.0%		$3,710,857

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2010

Legg Mason Target Retirement 2030

Description	Shares	Value
Investments in Underlying Funds — 97.8%
iShares Trust:
iShares MSCI EAFE Index Fund	5,825	$302,434
iShares Russell 1000 Growth Index Fund	2,792	136,529
iShares Russell 1000 Value Index Fund	5,487	315,777
iShares Russell 2000 Index Fund	916	59,595
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,597	109,145	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,754	111,491	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	20,563	218,788	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,917	40,410	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	19,502	229,340	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	18,511	168,821	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,186	116,824	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	13,194	162,025	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	29,463	232,172	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	21,493	113,270	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	9,085	92,486	*(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	668	27,969
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	2,817	143,526
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	18,219	207,148	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	4,033	35,372	(a)(b)
Total Investments in Underlying Funds — 97.8% (Cost — $2,502,758#)		2,823,122
Other Assets in Excess of Liabilities — 2.2%		62,514
Total Net Assets — 100.0%		$2,885,636

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	23

Legg Mason Target Retirement 2035

Description	Shares	Value
Investments in Underlying Funds — 98.1%
iShares Trust:
iShares MSCI EAFE Index Fund	6,800	$353,056
iShares Russell 1000 Growth Index Fund	3,984	194,818
iShares Russell 1000 Value Index Fund	7,874	453,149
iShares Russell 2000 Index Fund	1,113	72,412
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	8,673	169,129	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,819	154,630	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,499	31,601	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	22,711	267,078	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	26,637	242,930	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,725	169,959	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	20,043	246,133	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	35,192	277,309	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	26,429	139,283	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	10,855	110,509	*(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	486	20,349
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	3,335	169,918
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	10,380	118,021	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	8,091	70,955	(a)(b)
Total Investments in Underlying Funds — 98.1% (Cost — $3,096,564#)		3,261,239
Other Assets in Excess of Liabilities — 1.9%		63,421
Total Net Assets — 100.0%		$3,324,660

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2010

Legg Mason Target Retirement 2040

Description	Shares	Value
Investments in Underlying Funds — 97.7%
iShares Trust:
iShares MSCI EAFE Index Fund	4,668	$242,362
iShares Russell 1000 Growth Index Fund	3,302	161,468
iShares Russell 1000 Value Index Fund	6,526	375,571
iShares Russell 2000 Index Fund	1,198	77,942
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	7,182	140,058	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	3,337	135,134	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	3,629	76,496	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	16,615	195,390	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	22,191	202,384	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,424	140,287	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	16,698	205,049	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	23,209	182,884	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	16,868	88,895	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	12,331	125,534	*(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	990	41,451
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	2,643	134,661
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	6,645	75,548	(a)(b)
Total Investments in Underlying Funds — 97.7% (Cost — $2,406,906#)		2,601,114
Other Assets in Excess of Liabilities — 2.3%		60,951
Total Net Assets — 100.0%		$2,662,065

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	25

Legg Mason Target Retirement 2045

Description	Shares	Value
Investments in Underlying Funds — 97.8%
iShares Trust:
iShares MSCI EAFE Index Fund	3,673	$190,702
iShares Russell 1000 Growth Index Fund	2,618	128,020
iShares Russell 1000 Value Index Fund	5,182	298,224
iShares Russell 2000 Index Fund	1,002	65,190
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	5,584	108,891	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	2,590	104,883	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,793	58,867	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	12,197	143,438	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	17,228	157,122	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	1,072	105,607	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	12,882	158,195	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	18,463	145,487	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	13,956	73,549	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	9,525	96,963	*(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	933	39,065
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,952	99,454
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	5,156	58,621	(a)(b)
Total Investments in Underlying Funds — 97.8% (Cost — $1,883,258#)		2,032,278
Other Assets in Excess of Liabilities — 2.2%		46,284
Total Net Assets — 100.0%		$2,078,562

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

July 31, 2010

Legg Mason Target Retirement 2050

Description	Shares	Value
Investments in Underlying Funds — 96.2%
iShares Trust:
iShares MSCI EAFE Index Fund	2,605	$135,252
iShares Russell 1000 Growth Index Fund	1,785	87,287
iShares Russell 1000 Value Index Fund	3,730	214,661
iShares Russell 2000 Index Fund	685	44,566
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	4,031	78,610	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	1,847	74,795	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	1,874	39,493	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	8,862	104,217	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	12,610	115,000	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	768	75,672	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	9,340	114,697	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	13,990	110,239	(a)
Legg Mason Partners Income Trust — Western Asset Emerging Markets Debt Portfolio, Class I Shares	10,064	53,037	(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	6,881	70,046	*(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	665	27,844
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,405	71,585
Western Asset Funds, Inc. — Western Asset Core Bond Portfolio, Class IS Shares	3,735	42,462	(a)(b)
Total Investments in Underlying Funds — 96.2% (Cost — $1,368,264#)		1,459,463
Other Assets in Excess of Liabilities — 3.8%		57,265
Total Net Assets — 100.0%		$1,516,728

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	27

Legg Mason Target Retirement Fund

Description	Shares	Value
Investments in Underlying Funds — 96.5%
iShares Trust:
iShares MSCI EAFE Index Fund	1,852	$96,156
iShares Russell 1000 Growth Index Fund	360	17,604
iShares Russell 1000 Value Index Fund	770	44,314
iShares Russell 2000 Index Fund	580	37,735
Legg Mason Capital Management Growth Trust, Inc., Class I Shares	731	14,260	*(a)
Legg Mason Capital Management Value Trust, Inc., Class I Shares	347	14,058	(a)
Legg Mason Charles Street Trust, Inc. — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	23,817	253,411	(a)
Legg Mason Global Trust, Inc.:
Legg Mason Batterymarch Emerging Markets Trust, Class IS Shares	2,068	43,603	(a)
Legg Mason Batterymarch International Equity Trust, Class IS Shares	6,612	77,762	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	2,232	20,353	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	157	15,504	*(a)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	1,667	20,476	(a)
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	10,517	82,873	(a)
Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	7,548	90,880	*(a)
The Royce Fund — Royce Value Fund, Institutional Class Shares	5,995	61,033	*(a)
Vanguard International Equity Index Funds — Vanguard Emerging Markets Stock Index Fund, ETF Shares	560	23,447
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	1,650	84,067
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares	61,598	700,366	(a)(b)
Western Asset High Yield Portfolio, Class IS Shares	14,098	123,638	(a)(b)
Total Investments in Underlying Funds — 96.5% (Cost — $1,621,635#)		1,821,540
Other Assets in Excess of Liabilities — 3.5%		65,554
Total Net Assets — 100.0%		$1,887,094

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

(b)	Prior to April 23, 2010, Class IS Shares were known as Institutional Select Class Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

28	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2010

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Assets:
Investments in affiliated Underlying Funds, at cost	$1,631,371	$2,151,909	$2,279,062
Investments in unaffiliated Underlying Funds, at cost	587,791	868,202	1,056,491
Investments in affiliated Underlying Funds, at value	1,837,971	2,396,767	2,489,454
Investments in unaffiliated Underlying Funds, at value	654,948	946,454	1,136,966
Cash	23,156	45,571	19,093
Receivable from investment manager	14,281	15,314	15,844
Receivable for Fund shares sold	1,075	77	11,880
Prepaid expenses	57,942	57,739	57,731
Total Assets	2,589,373	3,461,922	3,730,968

Liabilities:
Payable for Fund shares repurchased	3,143	4,026	2,252
Distribution fees payable	1,404	1,465	1,920
Payable for Underlying Funds purchased	218	12	81
Trustees’ fees payable	31	32	20
Accrued expenses	23,780	17,751	15,838
Total Liabilities	28,576	23,286	20,111
Total Net Assets	$2,560,797	$3,438,636	$3,710,857

Net Assets:
Par value (Note 7)	$2	$3	$4
Paid-in capital in excess of par value	2,445,484	3,286,594	3,575,251
Undistributed net investment income	17,838	22,671	20,075
Accumulated net realized loss on sale of Underlying Funds and capital gains distributions from Underlying Funds	(176,284)	(193,742)	(175,340)
Net unrealized appreciation on Underlying Funds	273,757	323,110	290,867
Total Net Assets	$2,560,797	$3,438,636	$3,710,857

Shares Outstanding:
Class A	26,234	27,318	24,481
Class C	136,811	148,401	202,297
Class FI	46,100	43,860	43,860
Class R	8,772	14,127	9,660
Class I	17,320	86,968	73,346

Net Asset Value:
Class A (and redemption price)	$10.91	$10.74	$10.51
Class C*	$10.87	$10.70	$10.47
Class FI (and redemption price)	$10.91	$10.74	$10.51
Class R (and redemption price)	$10.90	$10.72	$10.50
Class I (and redemption price)	$10.93	$10.75	$10.53
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.58	$11.40	$11.15

*	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	29

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Assets:
Investments in affiliated Underlying Funds, at cost	$1,631,679	$1,876,092	$1,437,581
Investments in unaffiliated Underlying Funds, at cost	871,079	1,220,472	969,325
Investments in affiliated Underlying Funds, at value	1,837,292	1,997,537	1,567,659
Investments in unaffiliated Underlying Funds, at value	985,830	1,263,702	1,033,455
Cash	13,600	15,868	19,573
Receivable for Fund shares sold	210	1,141	198
Receivable from investment manager	14,263	14,546	13,440
Prepaid expenses	56,541	56,070	54,960
Total Assets	2,907,736	3,348,864	2,689,285

Liabilities:
Payable for Underlying Funds purchased	144	2,299	537
Payable for Fund shares repurchased	—	684	736
Distribution fees payable	1,128	1,168	970
Trustees’ fees payable	19	25	12
Accrued expenses	20,809	20,028	24,965
Total Liabilities	22,100	24,204	27,220
Total Net Assets	$2,885,636	$3,324,660	$2,662,065

Net Assets:
Par value (Note 7)	$3	$3	$3
Paid-in capital in excess of par value	2,769,399	3,341,527	2,668,876
Undistributed net investment income	13,587	10,468	5,551
Accumulated net realized loss on sale of Underlying Funds and capital gains distributions from Underlying Funds	(217,717)	(192,013)	(206,573)
Net unrealized appreciation on Underlying Funds	320,364	164,675	194,208
Total Net Assets	$2,885,636	$3,324,660	$2,662,065

Shares Outstanding:
Class A	13,314	30,152	16,095
Class C	115,503	124,425	102,804
Class FI	45,561	43,860	43,860
Class R	10,479	9,039	9,249
Class I	98,930	130,130	96,867

Net Asset Value:
Class A (and redemption price)	$10.18	$9.86	$9.91
Class C*	$10.14	$9.81	$9.87
Class FI (and redemption price)	$10.18	$9.86	$9.91
Class R (and redemption price)	$10.16	$9.84	$9.90
Class I (and redemption price)	$10.20	$9.87	$9.93
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.80	$10.46	$10.51

*	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

30	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2010

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$1,114,054	$811,076	$1,347,323
Investments in unaffiliated Underlying Funds, at cost	769,204	557,188	274,312
Investments in affiliated Underlying Funds, at value	1,211,623	878,268	1,518,217
Investments in unaffiliated Underlying Funds, at value	820,655	581,195	303,323
Cash	4,495	9,993	—
Receivable for Underlying Funds sold	—	1,917	18,663
Receivable for Fund shares sold	285	76	80,066
Receivable from investment manager	14,266	18,057	12,451
Prepaid expenses	57,622	60,859	55,185
Total Assets	2,108,946	1,550,365	1,987,905

Liabilities:
Due to custodian	—	—	4,480
Payable for Underlying Funds purchased	547	—	65,895
Payable for Fund shares repurchased	—	1,508	1,477
Distribution fees payable	674	600	827
Trustees’ fees payable	10	10	9
Accrued expenses	29,153	31,519	28,123
Total Liabilities	30,384	33,637	100,811
Total Net Assets	$2,078,562	$1,516,728	$1,887,094

Net Assets:
Par value (Note 7)	$2	$2	$2
Paid-in capital in excess of par value	2,128,906	1,603,200	1,770,241
Undistributed net investment income	4,559	2,326	22,078
Accumulated net realized loss on sale of Underlying Funds and capital gains distributions from Underlying Funds	(203,925)	(179,999)	(105,132)
Net unrealized appreciation on Underlying Funds	149,020	91,199	199,905
Total Net Assets	$2,078,562	$1,516,728	$1,887,094

Shares Outstanding:
Class A	22,469	17,417	20,452
Class C	57,969	52,685	65,381
Class FI	43,860	43,860	45,598
Class R	9,741	10,143	8,772
Class I	76,015	29,063	19,964

Net Asset Value:
Class A (and redemption price)	$9.90	$9.91	$11.80
Class C*	$9.86	$9.88	$11.75
Class FI (and redemption price)	$9.90	$9.91	$11.80
Class R (and redemption price)	$9.89	$9.90	$11.78
Class I (and redemption price)	$9.92	$9.93	$11.82
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.50	$10.51	$12.52

*	Redemption price per share is NAV of Class C shares reduced by 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	31

Statements of operations (unaudited)

For the Six Months Ended July 31, 2010

	Legg Mason Target Retirement 2015	Legg Mason Target Retirement 2020	Legg Mason Target Retirement 2025

Investment Income:
Income distributions from affiliated Underlying Funds	$20,851	$23,557	$21,296
Income distributions from unaffiliated Underlying Funds	7,528	11,270	13,266
Total Investment Income	28,379	34,827	34,562

Expenses:
Registration fees	36,961	39,946	36,153
Audit and tax	12,149	12,150	12,143
Legal fees	8,468	8,502	7,992
Shareholder reports	7,618	8,954	8,541
Distribution fees (Notes 2 and 5)	7,175	8,041	10,309
Transfer agent fees (Note 5)	4,700	5,085	5,051
Investment management fee (Note 2)	1,115	1,487	1,683
Insurance	171	173	167
Custody fees	124	114	104
Trustees’ fees	94	67	159
Miscellaneous expenses	2,441	2,513	2,335
Total Expenses	81,016	87,032	84,637
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(71,458)	(75,957)	(71,076)
Net Expenses	9,558	11,075	13,561
Net Investment Income	18,821	23,752	21,001

Realized and Unrealized Gain (Loss) on Underlying Funds and Sale of Underlying Funds (Notes 1 and 3):
Net Realized Loss From:
Sale of affiliated Underlying Funds	(15,405)	(17,534)	(11,161)
Sale of unaffiliated Underlying Funds	(11,492)	(14,536)	(9,187)
Net Realized Loss	(26,897)	(32,070)	(20,348)
Change in Net Unrealized Appreciation/Depreciation From:
Affiliated Underlying Funds	73,013	86,864	89,665
Unaffiliated Underlying Funds	37,124	43,178	53,277
Change in Net Unrealized Appreciation/Depreciation	110,137	130,042	142,942
Net Gain on Underlying Funds	83,240	97,972	122,594
Increase in Net Assets from Operations	$102,061	$121,724	$143,595

See Notes to Financial Statements.

32	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2010

	Legg Mason Target Retirement 2030	Legg Mason Target Retirement 2035	Legg Mason Target Retirement 2040

Investment Income:
Income distributions from affiliated Underlying Funds	$11,481	$6,817	$2,613
Income distributions from unaffiliated Underlying Funds	11,303	14,546	10,564
Total Investment Income	22,784	21,363	13,177

Expenses:
Registration fees	36,665	44,471	38,877
Audit and tax	12,130	12,151	12,149
Legal fees	8,342	8,401	8,538
Shareholder reports	7,777	7,678	5,139
Distribution fees (Notes 2 and 5)	5,815	6,310	4,647
Transfer agent fees (Note 5)	4,407	4,688	3,644
Investment management fee (Note 2)	1,292	1,535	1,141
Insurance	171	124	159
Trustees’ fees	126	147	81
Custody fees	93	93	103
Miscellaneous expenses	2,529	2,470	2,093
Total Expenses	79,347	88,068	76,571
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(71,036)	(78,690)	(69,709)
Net Expenses	8,311	9,378	6,862
Net Investment Income	14,473	11,985	6,315

Realized and Unrealized Gain (Loss) on Underlying Funds and Sale of Underlying Funds (Notes 1 and 3):
Net Realized Loss From:
Sale of affiliated Underlying Funds	(10,439)	(13,026)	(8,519)
Sale of unaffiliated Underlying Funds	(5,196)	(9,846)	(9,421)
Net Realized Loss	(15,635)	(22,872)	(17,940)
Change in Net Unrealized Appreciation/Depreciation From:
Affiliated Underlying Funds	57,818	60,247	42,991
Unaffiliated Underlying Funds	37,582	47,162	42,904
Change in Net Unrealized Appreciation/Depreciation	95,400	107,409	85,895
Net Gain on Underlying Funds	79,765	84,537	67,955
Increase in Net Assets from Operations	$94,238	$96,522	$74,270

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	33

	Legg Mason Target Retirement 2045	Legg Mason Target Retirement 2050	Legg Mason Target Retirement Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,109	$1,496	$25,981
Income distributions from unaffiliated Underlying Funds	8,801	6,113	3,864
Total Investment Income	10,910	7,609	29,845

Expenses:
Registration fees	35,224	35,011	37,054
Audit and tax	12,158	12,144	12,124
Legal fees	7,852	7,552	4,748
Shareholder reports	6,249	4,580	6,065
Distribution fees (Notes 2 and 5)	3,842	3,244	4,529
Transfer agent fees (Note 5)	3,395	2,131	3,360
Investment management fee (Note 2)	943	685	851
Insurance	161	161	164
Trustees’ fees	69	46	75
Custody fees	91	66	99
Miscellaneous expenses	2,548	2,105	2,315
Total Expenses	72,532	67,725	71,384
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(66,838)	(63,095)	(64,789)
Net Expenses	5,694	4,630	6,595
Net Investment Income	5,216	2,979	23,250

Realized and Unrealized Gain (Loss) on Underlying Funds and Sale of Underlying Funds (Notes 1 and 3):
Net Realized Loss From:
Sale of affiliated Underlying Funds	(10,759)	(23,439)	(3,436)
Sale of unaffiliated Underlying Funds	(15,258)	(5,133)	(8,716)
Net Realized Loss	(26,017)	(28,572)	(12,152)
Change in Net Unrealized Appreciation/Depreciation From:
Affiliated Underlying Funds	43,974	46,946	57,500
Unaffiliated Underlying Funds	43,020	27,620	26,889
Change in Net Unrealized Appreciation/Depreciation	86,994	74,566	84,389
Net Gain on Underlying Funds	60,977	45,994	72,237
Increase in Net Assets from Operations	$66,193	$48,973	$95,487

See Notes to Financial Statements.

34	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Statements of changes in net assets

Legg Mason Target Retirement 2015

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$18,821	$41,665
Net realized loss	(26,897)	(130,233)
Change in net unrealized appreciation/depreciation	110,137	450,046
Increase in Net Assets From Operations	102,061	361,478

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,169)	(41,800)
Decrease in Net Assets From Distributions to Shareholders	(1,169)	(41,800)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,295,524	1,698,192
Reinvestment of distributions	634	22,041
Cost of shares repurchased	(819,798)	(761,053)
Increase in Net Assets From Fund Share Transactions	476,360	959,180
Increase in Net Assets	577,252	1,278,858

Net Assets:
Beginning of period	1,983,545	704,687
End of period*	$2,560,797	$1,983,545
* Includes undistributed net investment income of:	$17,838	$186

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	35

Legg Mason Target Retirement 2020

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$23,752	$38,203
Net realized loss	(32,070)	(142,253)
Change in net unrealized appreciation/depreciation	130,042	499,003
Increase in Net Assets From Operations	121,724	394,953

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,009)	(39,500)
Decrease in Net Assets From Distributions to Shareholders	(1,009)	(39,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,905,113	1,300,130
Reinvestment of distributions	355	21,351
Cost of shares repurchased	(766,194)	(425,782)
Increase in Net Assets From Fund Share Transactions	1,139,274	895,699
Increase in Net Assets	1,259,989	1,251,152

Net Assets:
Beginning of period	2,178,647	927,495
End of period*	$3,438,636	$2,178,647
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$22,671	$(72)

See Notes to Financial Statements.

36	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2025

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$21,001	$35,622
Net realized loss	(20,348)	(136,264)
Change in net unrealized appreciation/depreciation	142,942	463,953
Increase in Net Assets From Operations	143,595	363,311

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(681)	(36,950)
Decrease in Net Assets From Distributions to Shareholders	(681)	(36,950)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,306,913	1,924,624
Reinvestment of distributions	281	21,049
Cost of shares repurchased	(408,906)	(363,240)
Increase in Net Assets From Fund Share Transactions	898,288	1,582,433
Increase in Net Assets	1,041,202	1,908,794

Net Assets:
Beginning of period	2,669,655	760,861
End of period*	$3,710,857	$2,669,655
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$20,075	$(245)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	37

Legg Mason Target Retirement 2030

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$14,473	$30,208
Net realized loss	(15,635)	(183,987)
Change in net unrealized appreciation/depreciation	95,400	563,636
Increase in Net Assets From Operations	94,238	409,857

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(470)	(31,300)
Decrease in Net Assets From Distributions to Shareholders	(470)	(31,300)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,450,028	1,640,422
Reinvestment of distributions	109	17,309
Cost of shares repurchased	(379,260)	(1,003,016)
Increase in Net Assets From Fund Share Transactions	1,070,877	654,715
Increase in Net Assets	1,164,645	1,033,272

Net Assets:
Beginning of period	1,720,991	687,719
End of period*	$2,885,636	$1,720,991
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$13,587	$(416)

See Notes to Financial Statements.

38	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2035

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$11,985	$26,340
Net realized loss	(22,872)	(150,597)
Change in net unrealized appreciation/depreciation	107,409	413,840
Increase in Net Assets From Operations	96,522	289,583

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(27,000)
Decrease in Net Assets From Distributions to Shareholders	—	(27,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,430,794	1,672,795
Reinvestment of distributions	—	16,517
Cost of shares repurchased	(356,601)	(432,895)
Increase in Net Assets From Fund Share Transactions	1,074,193	1,256,417
Increase in Net Assets	1,170,715	1,519,000

Net Assets:
Beginning of period	2,153,945	634,945
End of period*	$3,324,660	$2,153,945
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$10,468	$(1,517)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	39

Legg Mason Target Retirement 2040

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$6,315	$17,420
Net realized loss	(17,940)	(171,775)
Change in net unrealized appreciation/depreciation	85,895	469,965
Increase in Net Assets From Operations	74,270	315,610

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(17,800)
Decrease in Net Assets From Distributions to Shareholders	—	(17,800)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,286,246	987,676
Reinvestment of distributions	—	8,299
Cost of shares repurchased	(202,193)	(417,365)
Increase in Net Assets From Fund Share Transactions	1,084,053	578,610
Increase in Net Assets	1,158,323	876,420

Net Assets:
Beginning of period	1,503,742	627,322
End of period*	$2,662,065	$1,503,742
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$5,551	$(764)

See Notes to Financial Statements.

40	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement 2045

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$5,216	$15,935
Net realized loss	(26,017)	(160,895)
Change in net unrealized appreciation/depreciation	86,994	423,500
Increase in Net Assets From Operations	66,193	278,540

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(15,700)
Decrease in Net Assets From Distributions to Shareholders	—	(15,700)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,077,182	849,341
Reinvestment of distributions	—	6,290
Cost of shares repurchased	(434,145)	(372,998)
Increase in Net Assets From Fund Share Transactions	643,037	482,633
Increase in Net Assets	709,230	745,473

Net Assets:
Beginning of period	1,369,332	623,859
End of period*	$2,078,562	$1,369,332
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$4,559	$(657)

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	41

Legg Mason Target Retirement 2050

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$2,979	$14,041
Net realized loss	(28,572)	(136,659)
Change in net unrealized appreciation/depreciation	74,566	381,345
Increase in Net Assets From Operations	48,973	258,727

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(15,150)
Decrease in Net Assets From Distributions to Shareholders	—	(15,150)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	506,961	481,062
Reinvestment of distributions	—	4,407
Cost of shares repurchased	(205,508)	(207,104)
Increase in Net Assets From Fund Share Transactions	301,453	278,365
Increase in Net Assets	350,426	521,942

Net Assets:
Beginning of period	1,166,302	644,360
End of period*	$1,516,728	$1,166,302
* Includes undistributed and (overdistributed) net investment income, respectively, of:	$2,326	$(653)

See Notes to Financial Statements.

42	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Statements of changes in net assets (cont’d)

Legg Mason Target Retirement Fund

For the Six Months Ended July 31, 2010 (unaudited) and the Year Ended January 31, 2010	July 31	January 31

Operations:
Net investment income	$23,250	$49,193
Net realized loss	(12,152)	(74,196)
Change in net unrealized appreciation/depreciation	84,389	339,746
Increase in Net Assets From Operations	95,487	314,743

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(2,000)	(49,000)
Decrease in Net Assets From Distributions to Shareholders	(2,000)	(49,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	628,799	751,047
Reinvestment of distributions	848	18,817
Cost of shares repurchased	(320,955)	(313,006)
Increase in Net Assets From Fund Share Transactions	308,692	456,858
Increase in Net Assets	402,179	722,601

Net Assets:
Beginning of period	1,484,915	762,314
End of period*	$1,887,094	$1,484,915
* Includes undistributed net investment income of:	$22,078	$828

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	43

Financial highlights

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2010	2009[3]

Net asset value, beginning of period	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income	0.11	0.35 [4]	0.20	[4]
Net realized and unrealized gain (loss)	0.43	2.40	(3.49)
Total income (loss) from operations	0.54	2.75	(3.29)

Less distributions from:
Net investment income	(0.01)	(0.28)	(0.20)
Total distributions	(0.01)	(0.28)	(0.20)

Net asset value, end of period	$10.91	$10.38	$7.91
Total return[5]	5.17%	34.70%	(28.96)%

Net assets, end of period (000s)	$286	$233	$69

Ratios to average net assets:
Gross expenses[6]	6.78%[7]	14.08%	24.64%[7]
Net expenses[6,8,9]	0.47 [7,10,11]	0.58	0.58	[7]
Net investment income	2.07 [7]	3.53 [4]	5.31	[4,7]

Portfolio turnover rate	41%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

44	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.38		$7.91	$11.40

Income (loss) from operations:
Net investment income	0.07		0.28 [4]	0.17	[4]
Net realized and unrealized gain (loss)	0.42		2.39	(3.48)
Total income (loss) from operations	0.49		2.67	(3.31)

Less distributions from:
Net investment income	(0.00)	[5]	(0.20)	(0.18)
Total distributions	(0.00)	[5]	(0.20)	(0.18)

Net asset value, end of period	$10.87		$10.38	$7.91
Total return[6]	4.76%		33.67%	(29.13)%

Net assets, end of period (000s)	$1,487		$1,046	$80

Ratios to average net assets:
Gross expenses[7]	7.76%[8]		13.38%	24.97%[8]
Net expenses[7,9,10]	1.21	[8,11,12]	1.33	1.33	[8]
Net investment income	1.34	[8]	2.83 [4]	4.53	[4,8]

Portfolio turnover rate	41%		68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	45

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010[2]	2010	2009[3]

Net asset value, beginning of period	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income	0.11	0.30 [4]	0.20	[4]
Net realized and unrealized gain (loss)	0.43	2.45	(3.49)
Total income (loss) from operations	0.54	2.75	(3.29)

Less distributions from:
Net investment income	(0.01)	(0.28)	(0.20)
Total distributions	(0.01)	(0.28)	(0.20)

Net asset value, end of period	$10.91	$10.38	$7.91
Total return[5]	5.17%	34.70%	(28.96)%

Net assets, end of period (000s)	$503	$476	$347

Ratios to average net assets:
Gross expenses[6]	6.70%[7]	18.15%	24.60%[7]
Net expenses[6,8,9]	0.47 [7,10,11]	0.58	0.58	[7]
Net investment income	2.07 [7]	3.18 [4]	5.31	[4,7]

Portfolio turnover rate	41%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

46	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010[2]	2010	2009[3]

Net asset value, beginning of period	$10.38	$7.91	$11.40

Income (loss) from operations:
Net investment income	0.10	0.28 [4]	0.19	[4]
Net realized and unrealized gain (loss)	0.43	2.44	(3.49)
Total income (loss) from operations	0.53	2.72	(3.30)

Less distributions from:
Net investment income	(0.01)	(0.25)	(0.19)
Total distributions	(0.01)	(0.25)	(0.19)

Net asset value, end of period	$10.90	$10.38	$7.91
Total return[5]	5.07%	34.36%	(29.02)%

Net assets, end of period (000s)	$96	$91	$69

Ratios to average net assets:
Gross expenses[6]	6.96%[7]	18.27%	24.90%[7]
Net expenses[6,8,9]	0.72 [7,10,11]	0.84	0.83	[7]
Net investment income	1.82 [7]	2.93 [4]	5.06	[4,7]

Portfolio turnover rate	41%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.24% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	47

Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2010	2009[3]

Net asset value, beginning of period	$10.39	$7.92	$11.40

Income (loss) from operations:
Net investment income	0.12	0.34 [4]	0.21	[4]
Net realized and unrealized gain (loss)	0.43	2.44	(3.48)
Total income (loss) from operations	0.55	2.78	(3.27)

Less distributions from:
Net investment income	(0.01)	(0.31)	(0.21)
Total distributions	(0.01)	(0.31)	(0.21)

Net asset value, end of period	$10.93	$10.39	$7.92
Total return[5]	5.27%	35.07%	(28.80)%

Net assets, end of period (000s)	$189	$138	$70

Ratios to average net assets:
Gross expenses[6]	6.42%[7]	15.32%	24.39%[7]
Net expenses[6,8,9]	0.20 [7,10,11]	0.28	0.28	[7]
Net investment income	2.34 [7]	3.56 [4]	5.61	[4,7]

Portfolio turnover rate	41%	68%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

48	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.25		$7.81	$11.40

Income (loss) from operations:
Net investment income	0.10		0.30 [4]	0.18	[4]
Net realized and unrealized gain (loss)	0.39		2.40	(3.59)
Total income (loss) from operations	0.49		2.70	(3.41)

Less distributions from:
Net investment income	(0.00)	[5]	(0.26)	(0.18)
Total distributions	(0.00)	[5]	(0.26)	(0.18)

Net asset value, end of period	$10.74		$10.25	$7.81
Total return[6]	4.82%		34.46%	(30.03)%

Net assets, end of period (000s)	$293		$192	$68

Ratios to average net assets:
Gross expenses[7]	5.60%[8]		13.03%	25.21%[8]
Net expenses[7,9,10]	0.46	[8,11],12	0.58	0.57	[8]
Net investment income	1.89	[8]	3.14 [4]	4.90	[4,8]

Portfolio turnover rate	36%		50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	49

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.25		$7.81	$11.40

Income (loss) from operations:
Net investment income	0.06		0.22 [4]	0.11	[4]
Net realized and unrealized gain (loss)	0.39		2.39	(3.54)
Total income (loss) from operations	0.45		2.61	(3.43)

Less distributions from:
Net investment income	(0.00)	[5]	(0.17)	(0.16)
Total distributions	(0.00)	[5]	(0.17)	(0.16)

Net asset value, end of period	$10.70		$10.25	$7.81
Total return[6]	4.41%		33.43%	(30.20)%

Net assets, end of period (000s)	$1,588		$1,217	$310

Ratios to average net assets:
Gross expenses[7]	6.48%[8]		14.33%	17.12%[8]
Net expenses[7,9,10]	1.21	[8,11],12	1.33	1.32	[8]
Net investment income	1.10	[8]	2.28 [4]	3.13	[4,8]

Portfolio turnover rate	36%		50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

50	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.25		$7.81	$11.40

Income (loss) from operations:
Net investment income	0.10		0.26 [4]	0.18	[4]
Net realized and unrealized gain (loss)	0.39		2.44	(3.59)
Total income (loss) from operations	0.49		2.70	(3.41)

Less distributions from:
Net investment income	(0.00)	[5]	(0.26)	(0.18)
Total distributions	(0.00)	[5]	(0.26)	(0.18)

Net asset value, end of period	$10.74		$10.25	$7.81
Total return[6]	4.82%		34.46%	(30.03)%

Net assets, end of period (000s)	$471		$450	$343

Ratios to average net assets:
Gross expenses[7]	5.50%[8]		15.32%	25.16%[8]
Net expenses[7,9,10]	0.47	[8,11],12	0.58	0.57	[8]
Net investment income	1.85	[8]	2.82 [4]	4.90	[4,8]

Portfolio turnover rate	36%		50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	51

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.25		$7.81	$11.40

Income (loss) from operations:
Net investment income	0.08		0.24 [4]	0.17	[4]
Net realized and unrealized gain (loss)	0.39		2.43	(3.59)
Total income (loss) from operations	0.47		2.67	(3.42)

Less distributions from:
Net investment income	(0.00)	[5]	(0.23)	(0.17)
Total distributions	(0.00)	[5]	(0.23)	(0.17)

Net asset value, end of period	$10.72		$10.25	$7.81
Total return[6]	4.62%		34.11%	(30.09)%

Net assets, end of period (000s)	$152		$143	$68

Ratios to average net assets:
Gross expenses[7]	5.70%[8]		15.12%	25.46%[8]
Net expenses[7,9,10]	0.72	[8,11],12	0.83	0.83	[8]
Net investment income	1.61	[8]	2.56 [4]	4.65	[4,8]

Portfolio turnover rate	36%		50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.24% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

52	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.26		$7.81	$11.40

Income (loss) from operations:
Net investment income	0.12		0.32 [4]	0.19	[4]
Net realized and unrealized gain (loss)	0.37		2.42	(3.59)
Total income (loss) from operations	0.49		2.74	(3.40)

Less distributions from:
Net investment income	(0.00)	[5]	(0.29)	(0.19)
Total distributions	(0.00)	[5]	(0.29)	(0.19)

Net asset value, end of period	$10.75		$10.26	$7.81
Total return[6]	4.82%		35.01%	(29.96)%

Net assets, end of period (000s)	$935		$177	$69

Ratios to average net assets:
Gross expenses[7]	5.07%[8]		12.48%	24.89%[8]
Net expenses[7,9,10]	0.19	[8,11],12	0.28	0.27	[8]
Net investment income	2.23	[8]	3.35 [4]	5.21	[4,8]

Portfolio turnover rate	36%		50%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	53

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.05		$7.60	$11.40

Income (loss) from operations:
Net investment income	0.08		0.26 [4]	0.17	[4]
Net realized and unrealized gain (loss)	0.38		2.41	(3.80)
Total income (loss) from operations	0.46		2.67	(3.63)

Less distributions from:
Net investment income	(0.00)	[5]	(0.22)	(0.17)
Total distributions	(0.00)	[5]	(0.22)	(0.17)

Net asset value, end of period	$10.51		$10.05	$7.60
Total return[6]	4.60%		35.13%	(31.93)%

Net assets, end of period (000s)	$257		$216	$67

Ratios to average net assets:
Gross expenses[7]	4.68%[8]		13.74%	25.33%[8]
Net expenses[7,9,10]	0.45	[8,11],12	0.57	0.57	[8]
Net investment income	1.59	[8]	2.78 [4]	4.77	[4,8]

Portfolio turnover rate	23%		48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

54	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.05		$7.60	$11.40

Income (loss) from operations:
Net investment income	0.04		0.21 [4]	0.13	[4]
Net realized and unrealized gain (loss)	0.38		2.38	(3.78)
Total income (loss) from operations	0.42		2.59	(3.65)

Less distributions from:
Net investment income	(0.00)	[5]	(0.14)	(0.15)
Total distributions	(0.00)	[5]	(0.14)	(0.15)

Net asset value, end of period	$10.47		$10.05	$7.60
Total return[6]	4.19%		34.09%	(32.10)%

Net assets, end of period (000s)	$2,119		$1,521	$160

Ratios to average net assets:
Gross expenses[7]	5.49%[8]		14.80%	24.88%[8]
Net expenses[7,9,10]	1.20	[8,11],12	1.32	1.31	[8]
Net investment income	0.87	[8]	2.19 [4]	3.78	[4,8]

Portfolio turnover rate	23%		48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	55

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.05		$7.60	$11.40

Income (loss) from operations:
Net investment income	0.08		0.24 [4]	0.17	[4]
Net realized and unrealized gain (loss)	0.38		2.43	(3.80)
Total income (loss) from operations	0.46		2.67	(3.63)

Less distributions from:
Net investment income	(0.00)	[5]	(0.22)	(0.17)
Total distributions	(0.00)	[5]	(0.22)	(0.17)

Net asset value, end of period	$10.51		$10.05	$7.60
Total return[6]	4.60%		35.13%	(31.93)%

Net assets, end of period (000s)	$461		$441	$334

Ratios to average net assets:
Gross expenses[7]	4.60%[8]		16.80%	25.36%[8]
Net expenses[7,9,10]	0.45	[8,11],12	0.57	0.57	[8]
Net investment income	1.57	[8]	2.62 [4]	4.75	[4,8]

Portfolio turnover rate	23%		48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

56	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.04		$7.60	$11.40

Income (loss) from operations:
Net investment income	0.07		0.22 [4]	0.16	[4]
Net realized and unrealized gain (loss)	0.39		2.42	(3.80)
Total income (loss) from operations	0.46		2.64	(3.64)

Less distributions from:
Net investment income	(0.00)	[5]	(0.20)	(0.16)
Total distributions	(0.00)	[5]	(0.20)	(0.16)

Net asset value, end of period	$10.50		$10.04	$7.60
Total return[6]	4.60%		34.65%	(31.99)%

Net assets, end of period (000s)	$102		$88	$67

Ratios to average net assets:
Gross expenses[7]	4.84%[8]		17.08%	25.66%[8]
Net expenses[7,9,10]	0.70	[8,11],12	0.82	0.82	[8]
Net investment income	1.33	[8]	2.37 [4]	4.50	[4,8]

Portfolio turnover rate	23%		48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.24% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	57

Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$10.05		$7.61	$11.40

Income (loss) from operations:
Net investment income	0.10		0.30 [4]	0.18	[4]
Net realized and unrealized gain (loss)	0.38		2.40	(3.79)
Total income (loss) from operations	0.48		2.70	(3.61)

Less distributions from:
Net investment income	(0.00)	[5]	(0.26)	(0.18)
Total distributions	(0.00)	[5]	(0.26)	(0.18)

Net asset value, end of period	$10.53		$10.05	$7.61
Total return[6]	4.81%		35.37%	(31.78)%

Net assets, end of period (000s)	$772		$404	$66

Ratios to average net assets:
Gross expenses[7]	4.29%[8]		11.39%	25.15%[8]
Net expenses[7,9,10]	0.18	[8,11,12]	0.27	0.27	[8]
Net investment income	1.88	[8]	3.07 [4]	5.05	[4,8]

Portfolio turnover rate	23%		48%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

58	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.74		$7.36	$11.40

Income (loss) from operations:
Net investment income	0.06		0.22 [4]	0.16	[4]
Net realized and unrealized gain (loss)	0.38		2.36	(4.04)
Total income (loss) from operations	0.44		2.58	(3.88)

Less distributions from:
Net investment income	(0.00)	[5]	(0.20)	(0.16)
Total distributions	(0.00)	[5]	(0.20)	(0.16)

Net asset value, end of period	$10.18		$9.74	$7.36
Total return[6]	4.54%		34.93%	(34.13)%

Net assets, end of period (000s)	$136		$129	$65

Ratios to average net assets:
Gross expenses[7]	6.04%[8]		15.76%	25.82%[8]
Net expenses[7,9,10]	0.46	[8,11],12	0.57	0.57	[8]
Net investment income	1.27	[8]	2.43 [4]	4.43	[4,8]

Portfolio turnover rate	19%		91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	59

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.73		$7.35	$11.40

Income (loss) from operations:
Net investment income	0.03		0.18 [4]	0.13	[4]
Net realized and unrealized gain (loss)	0.38		2.32	(4.04)
Total income (loss) from operations	0.41		2.50	(3.91)

Less distributions from:
Net investment income	(0.00)	[5]	(0.12)	(0.14)
Total distributions	(0.00)	[5]	(0.12)	(0.14)

Net asset value, end of period	$10.14		$9.73	$7.35
Total return[6]	4.22%		33.95%	(34.38)%

Net assets, end of period (000s)	$1,171		$661	$85

Ratios to average net assets:
Gross expenses[7]	6.91%[8]		16.80%	26.11%[8]
Net expenses[7,9,10]	1.19	[8,11],12	1.32	1.32	[8]
Net investment income	0.59	[8]	2.03 [4]	3.60	[4,8]

Portfolio turnover rate	19%		91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

60	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.74		$7.36	$11.40

Income (loss) from operations:
Net investment income	0.06		0.20 [4]	0.16	[4]
Net realized and unrealized gain (loss)	0.38		2.38	(4.04)
Total income (loss) from operations	0.44		2.58	(3.88)

Less distributions from:
Net investment income	(0.00)	[5]	(0.20)	(0.16)
Total distributions	(0.00)	[5]	(0.20)	(0.16)

Net asset value, end of period	$10.18		$9.74	$7.36
Total return[6]	4.54%		34.92%	(34.13)%

Net assets, end of period (000s)	$464		$459	$344

Ratios to average net assets:
Gross expenses[7]	5.89%[8]		16.40%	25.22%[8]
Net expenses[7,9,10]	0.46	[8,11],12	0.57	0.57	[8]
Net investment income	1.25	[8]	2.28 [4]	4.55	[4,8]

Portfolio turnover rate	19%		91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	61

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.74		$7.36	$11.40

Income (loss) from operations:
Net investment income	0.05		0.19 [4]	0.15	[4]
Net realized and unrealized gain (loss)	0.37		2.36	(4.04)
Total income (loss) from operations	0.42		2.55	(3.89)

Less distributions from:
Net investment income	(0.00)	[5]	(0.17)	(0.15)
Total distributions	(0.00)	[5]	(0.17)	(0.15)

Net asset value, end of period	$10.16		$9.74	$7.36
Total return[6]	4.33%		34.58%	(34.18)%

Net assets, end of period (000s)	$106		$99	$64

Ratios to average net assets:
Gross expenses[7]	6.15%[8]		16.21%	26.08%[8]
Net expenses[7,9,10]	0.71	[8,11],12	0.82	0.82	[8]
Net investment income	1.01	[8]	2.10 [4]	4.18	[4,8]

Portfolio turnover rate	19%		91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance agreements, fee waivers and/or expense reimbursements. In the absence of compensating balance agreements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.24% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

62	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.74		$7.36	$11.40

Income (loss) from operations:
Net investment income	0.08		0.27 [4]	0.17	[4]
Net realized and unrealized gain (loss)	0.38		2.34	(4.04)
Total income (loss) from operations	0.46		2.61	(3.87)

Less distributions from:
Net investment income	(0.00)	[5]	(0.23)	(0.17)
Total distributions	(0.00)	[5]	(0.23)	(0.17)

Net asset value, end of period	$10.20		$9.74	$7.36
Total return[6]	4.75%		35.34%	(34.06)%

Net assets, end of period (000s)	$1,009		$373	$65

Ratios to average net assets:
Gross expenses[7]	5.48%[8]		11.64%	25.57%[8]
Net expenses[7,9,10]	0.18	[8,11],12	0.27	0.27	[8]
Net investment income	1.60	[8]	2.85 [4]	4.74	[4,8]

Portfolio turnover rate	19%		91%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[12]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	63

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.49		$7.11	$11.40

Income (loss) from operations:
Net investment income	0.04		0.18	0.12
Net realized and unrealized gain (loss)	0.33		2.35	(4.27)
Total income (loss) from operations	0.37		2.53	(4.15)

Less distributions from:
Net investment income	—		(0.15)	(0.14)
Total distributions	—		(0.15)	(0.14)

Net asset value, end of period	$9.86		$9.49	$7.11
Total return[4]	3.90%		35.49%	(36.51)%

Net assets, end of period (000s)	$297		$297	$63

Ratios to average net assets:
Gross expenses[5]	5.69%[6]		16.33%	26.45%[6]
Net expenses[5,7,8]	0.47	[6,9],10	0.57	0.57 [6]
Net investment income	0.90	[6]	2.00	3.49 [6]

Portfolio turnover rate	19%		48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

64	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.48		$7.11	$11.40

Income (loss) from operations:
Net investment income	0.01		0.19	0.09
Net realized and unrealized gain (loss)	0.32		2.25	(4.26)
Total income (loss) from operations	0.33		2.44	(4.17)

Less distributions from:
Net investment income	—		(0.07)	(0.12)
Total distributions	—		(0.07)	(0.12)

Net asset value, end of period	$9.81		$9.48	$7.11
Total return[4]	3.48%		34.34%	(36.67)%

Net assets, end of period (000s)	$1,221		$813	$73

Ratios to average net assets:
Gross expenses[5]	6.49%[6]		13.86%	26.87%[6]
Net expenses[5,7,8]	1.20	[6],9 ,10	1.33	1.32 [6]
Net investment income	0.19	[6]	2.02	2.67 [6]

Portfolio turnover rate	19%		48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	65

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.49		$7.11	$11.40

Income (loss) from operations:
Net investment income	0.04		0.16	0.12
Net realized and unrealized gain (loss)	0.33		2.37	(4.27)
Total income (loss) from operations	0.37		2.53	(4.15)

Less distributions from:
Net investment income	—		(0.15)	(0.14)
Total distributions	—		(0.15)	(0.14)

Net asset value, end of period	$9.86		$9.49	$7.11
Total return[4]	3.90%		35.49%	(36.51)%

Net assets, end of period (000s)	$433		$416	$312

Ratios to average net assets:
Gross expenses[5]	5.62%[6]		20.32%	26.41%[6]
Net expenses[5,7,8]	0.46	[6,9],10	0.58	0.57 [6]
Net investment income	0.89	[6]	1.88	3.49 [6]

Portfolio turnover rate	19%		48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

66	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.48		$7.11	$11.40

Income (loss) from operations:
Net investment income	0.03		0.14	0.11
Net realized and unrealized gain (loss)	0.33		2.35	(4.27)
Total income (loss) from operations	0.36		2.49	(4.16)

Less distributions from:
Net investment income	—		(0.12)	(0.13)
Total distributions	—		(0.12)	(0.13)

Net asset value, end of period	$9.84		$9.48	$7.11
Total return[4]	3.80%		35.01%	(36.57)%

Net assets, end of period (000s)	$89		$83	$62

Ratios to average net assets:
Gross expenses[5]	5.74%[6]		20.61%	26.72%[6]
Net expenses[5,7,8]	0.71	[6,9],10	0.83	0.82 [6]
Net investment income	0.71	[6]	1.63	3.24 [6]

Portfolio turnover rate	19%		48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.24% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	67

Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.49		$7.12	$11.40

Income (loss) from operations:
Net investment income	0.06		0.27	0.13
Net realized and unrealized gain (loss)	0.32		2.28	(4.26)
Total income (loss) from operations	0.38		2.55	(4.13)

Less distributions from:
Net investment income	—		(0.18)	(0.15)
Total distributions	—		(0.18)	(0.15)

Net asset value, end of period	$9.87		$9.49	$7.12
Total return[4]	4.00%		35.71%	(36.36)%

Net assets, end of period (000s)	$1,285		$545	$63

Ratios to average net assets:
Gross expenses[5]	5.16%[6]		9.80%	26.20%[6]
Net expenses[5,7,8]	0.19	[6,9],10	0.28	0.27 [6]
Net investment income	1.22	[6]	2.85	3.79 [6]

Portfolio turnover rate	19%		48%	6%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

68	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.52		$7.08	$11.40

Income (loss) from operations:
Net investment income	0.04		0.14	0.11
Net realized and unrealized gain (loss)	0.35		2.43	(4.31)
Total income (loss) from operations	0.39		2.57	(4.20)

Less distributions from:
Net investment income	—		(0.13)	(0.12)
Total distributions	—		(0.13)	(0.12)

Net asset value, end of period	$9.91		$9.52	$7.08
Total return[4]	4.10%		36.29%	(36.91)%

Net assets, end of period (000s)	$159		$93	$62

Ratios to average net assets:
Gross expenses[5]	6.50%[6]		21.22%	26.64%[6]
Net expenses[5,7,8]	0.45	[6,9],10	0.57	0.57 [6]
Net investment income	0.77	[6]	1.66	3.16 [6]

Portfolio turnover rate	14%		55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	69

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.52		$7.07	$11.40

Income (loss) from operations:
Net investment income	(0.00)	[4]	0.10	0.08
Net realized and unrealized gain (loss)	0.35		2.41	(4.31)
Total income (loss) from operations	0.35		2.51	(4.23)

Less distributions from:
Net investment income	—		(0.06)	(0.10)
Total distributions	—		(0.06)	(0.10)

Net asset value, end of period	$9.87		$9.52	$7.07
Total return[5]	3.68%		35.45%	(37.16)%

Net assets, end of period (000s)	$1,014		$510	$69

Ratios to average net assets:
Gross expenses[6]	7.55%[7]		16.39%	27.19%[7]
Net expenses[6,8,9]	1.19	[7,10],11	1.32	1.32 [7]
Net investment income (loss)	(0.01)	[7]	1.09	2.38 [7]

Portfolio turnover rate	14%		55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

70	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.52		$7.08	$11.40

Income (loss) from operations:
Net investment income	0.03		0.14	0.11
Net realized and unrealized gain (loss)	0.36		2.43	(4.31)
Total income (loss) from operations	0.39		2.57	(4.20)

Less distributions from:
Net investment income	—		(0.13)	(0.12)
Total distributions	—		(0.13)	(0.12)

Net asset value, end of period	$9.91		$9.52	$7.08
Total return[4]	4.10%		36.29%	(36.91)%

Net assets, end of period (000s)	$435		$418	$310

Ratios to average net assets:
Gross expenses[5]	6.54%[6]		21.67%	26.59%[6]
Net expenses[5,7,8]	0.46	[6,9],10	0.57	0.57 [6]
Net investment income	0.63	[6]	1.60	3.16 [6]

Portfolio turnover rate	14%		55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	71

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.52		$7.07	$11.40

Income (loss) from operations:
Net investment income	0.02		0.12	0.10
Net realized and unrealized gain (loss)	0.36		2.44	(4.32)
Total income (loss) from operations	0.38		2.56	(4.22)

Less distributions from:
Net investment income	—		(0.11)	(0.11)
Total distributions	—		(0.11)	(0.11)

Net asset value, end of period	$9.90		$9.52	$7.07
Total return[4]	3.99%		36.13%	(37.05)%

Net assets, end of period (000s)	$92		$87	$62

Ratios to average net assets:
Gross expenses[5]	6.80%[6]		21.73%	26.90%[6]
Net expenses[5,7,8]	0.71	[6,9],10	0.82	0.82 [6]
Net investment income	0.39	[6]	1.37	2.91 [6]

Portfolio turnover rate	14%		55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.24% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

72	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.53		$7.08	$11.40

Income (loss) from operations:
Net investment income	0.05		0.21	0.12
Net realized and unrealized gain (loss)	0.35		2.40	(4.31)
Total income (loss) from operations	0.40		2.61	(4.19)

Less distributions from:
Net investment income	—		(0.16)	(0.13)
Total distributions	—		(0.16)	(0.13)

Net asset value, end of period	$9.93		$9.53	$7.08
Total return[4]	4.20%		36.85%	(36.85)%

Net assets, end of period (000s)	$962		$396	$62

Ratios to average net assets:
Gross expenses[5]	6.10%[6]		12.52%	26.39%[6]
Net expenses[5,7,8]	0.18	[6,9],10	0.27	0.27 [6]
Net investment income	0.97	[6]	2.25	3.46 [6]

Portfolio turnover rate	14%		55%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	73

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.52		$7.07	$11.40

Income (loss) from operations:
Net investment income	0.03		0.15	0.11
Net realized and unrealized gain (loss)	0.35		2.43	(4.31)
Total income (loss) from operations	0.38		2.58	(4.20)

Less distributions from:
Net investment income	—		(0.13)	(0.13)
Total distributions	—		(0.13)	(0.13)

Net asset value, end of period	$9.90		$9.52	$7.07
Total return[4]	3.99%		36.46%	(36.96)%

Net assets, end of period (000s)	$223		$129	$62

Ratios to average net assets:
Gross expenses[5]	7.54%[6]		21.04%	26.53%[6]
Net expenses[5,7,8]	0.45	[6,9],10	0.57	0.57 [6]
Net investment income	0.70	[6]	1.77	3.17 [6]

Portfolio turnover rate	27%		57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

74	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.52		$7.06	$11.40

Income (loss) from operations:
Net investment income (loss)	(0.00)	[4]	0.11	0.08
Net realized and unrealized gain (loss)	0.34		2.41	(4.31)
Total income (loss) from operations	0.34		2.52	(4.23)

Less distributions from:
Net investment income	—		(0.06)	(0.11)
Total distributions	—		(0.06)	(0.11)

Net asset value, end of period	$9.86		$9.52	$7.06
Total return[5]	3.57%		35.64%	(37.20)%

Net assets, end of period (000s)	$572		$467	$66

Ratios to average net assets:
Gross expenses[6]	8.55%[7]		19.33%	27.16%[7]
Net expenses[6,8,9]	1.20	[7,10],11	1.32	1.32 [7]
Net investment income (loss)	(0.08)	[7]	1.28	2.40 [7]

Portfolio turnover rate	27%		57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	75

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.52		$7.07	$11.40

Income (loss) from operations:
Net investment income	0.03		0.14	0.11
Net realized and unrealized gain (loss)	0.35		2.44	(4.31)
Total income (loss) from operations	0.38		2.58	(4.20)

Less distributions from:
Net investment income	—		(0.13)	(0.13)
Total distributions	—		(0.13)	(0.13)

Net asset value, end of period	$9.90		$9.52	$7.07
Total return[4]	3.99%		36.46%	(36.96)%

Net assets, end of period (000s)	$434		$417	$310

Ratios to average net assets:
Gross expenses[5]	7.45%[6]		23.15%	26.48%[6]
Net expenses[5,7,8]	0.46	[6,9],10	0.57	0.57 [6]
Net investment income	0.65	[6]	1.60	3.17 [6]

Portfolio turnover rate	27%		57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

76	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.51		$7.07	$11.40

Income (loss) from operations:
Net investment income	0.02		0.12	0.10
Net realized and unrealized gain (loss)	0.36		2.43	(4.31)
Total income (loss) from operations	0.38		2.55	(4.21)

Less distributions from:
Net investment income	—		(0.11)	(0.12)
Total distributions	—		(0.11)	(0.12)

Net asset value, end of period	$9.89		$9.51	$7.07
Total return[4]	4.00%		35.98%	(37.01)%

Net assets, end of period (000s)	$96		$91	$62

Ratios to average net assets:
Gross expenses[5]	7.71%[6]		23.06%	26.79%[6]
Net expenses[5,7,8]	0.71	[6,9],10	0.82	0.82 [6]
Net investment income	0.41	[6]	1.40	2.92 [6]

Portfolio turnover rate	27%		57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.24% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	77

Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.52		$7.07	$11.40

Income (loss) from operations:
Net investment income	0.05		0.20	0.12
Net realized and unrealized gain (loss)	0.35		2.41	(4.32)
Total income (loss) from operations	0.40		2.61	(4.20)

Less distributions from:
Net investment income	—		(0.16)	(0.13)
Total distributions	—		(0.16)	(0.13)

Net asset value, end of period	$9.92		$9.52	$7.07
Total return[4]	4.20%		36.87%	(36.90)%

Net assets, end of period (000s)	$754		$265	$62

Ratios to average net assets:
Gross expenses[5]	7.11%[6]		15.57%	26.28%[6]
Net expenses[5,7,8]	0.18	[6,9],10	0.27	0.27 [6]
Net investment income	1.05	[6]	2.21	3.47 [6]

Portfolio turnover rate	27%		57%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

78	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.51		$7.08	$11.40

Income (loss) from operations:
Net investment income	0.03		0.15	0.12
Net realized and unrealized gain (loss)	0.37		2.43	(4.33)
Total income (loss) from operations	0.40		2.58	(4.21)

Less distributions from:
Net investment income	—		(0.15)	(0.11)
Total distributions	—		(0.15)	(0.11)

Net asset value, end of period	$9.91		$9.51	$7.08
Total return[4]	4.21%		36.38%	(36.98)%

Net assets, end of period (000s)	$173		$147	$76

Ratios to average net assets:
Gross expenses[5]	9.53%[6]		22.18%	24.99%[6]
Net expenses[5,7,8]	0.46	[6,9],10	0.57	0.57 [6]
Net investment income	0.63	[6]	1.67	3.57 [6]

Portfolio turnover rate	18%		45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	79

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.52		$7.07	$11.40

Income (loss) from operations:
Net investment income	(0.00)	[4]	0.11	0.08
Net realized and unrealized gain (loss)	0.36		2.41	(4.32)
Total income (loss) from operations	0.36		2.52	(4.24)

Less distributions from:
Net investment income	—		(0.07)	(0.09)
Total distributions	—		(0.07)	(0.09)

Net asset value, end of period	$9.88		$9.52	$7.07
Total return[5]	3.78%		35.67%	(37.22)%

Net assets, end of period (000s)	$520		$352	$72

Ratios to average net assets:
Gross expenses[6]	10.65%[7]		20.80%	26.81%[7]
Net expenses[6,8,9]	1.20	[7,10],11	1.33	1.32 [7]
Net investment income (loss)	(0.04)	[7]	1.26	2.34 [7]

Portfolio turnover rate	18%		45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

80	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.51		$7.08	$11.40

Income (loss) from operations:
Net investment income	0.03		0.14	0.11
Net realized and unrealized gain (loss)	0.37		2.44	(4.32)
Total income (loss) from operations	0.40		2.58	(4.21)

Less distributions from:
Net investment income	—		(0.15)	(0.11)
Total distributions	—		(0.15)	(0.11)

Net asset value, end of period	$9.91		$9.51	$7.08
Total return[4]	4.21%		36.38%	(36.98)%

Net assets, end of period (000s)	$435		$417	$310

Ratios to average net assets:
Gross expenses[5]	9.50%[6]		23.99%	26.37%[6]
Net expenses[5,7,8]	0.46	[6,9],10	0.58	0.57 [6]
Net investment income	0.63	[6]	1.58	3.12 [6]

Portfolio turnover rate	18%		45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	81

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$9.51		$7.08	$11.40

Income (loss) from operations:
Net investment income	0.02		0.12	0.10
Net realized and unrealized gain (loss)	0.37		2.43	(4.31)
Total income (loss) from operations	0.39		2.55	(4.21)

Less distributions from:
Net investment income	—		(0.12)	(0.11)
Total distributions	—		(0.12)	(0.11)

Net asset value, end of period	$9.90		$9.51	$7.08
Total return[4]	4.10%		36.03%	(37.03)%

Net assets, end of period (000s)	$100		$92	$62

Ratios to average net assets:
Gross expenses[5]	9.79%[6]		24.07%	26.68%[6]
Net expenses[5,7,8]	0.71	[6,9],10	0.82	0.82 [6]
Net investment income	0.39	[6]	1.38	2.87 [6]

Portfolio turnover rate	18%		45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.24% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

82	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2010	2009[3]

Net asset value, beginning of period	$9.52	$7.08	$11.40

Income (loss) from operations:
Net investment income	0.04	0.18	0.12
Net realized and unrealized gain (loss)	0.37	2.44	(4.32)
Total income (loss) from operations	0.41	2.62	(4.20)

Less distributions from:
Net investment income	—	(0.18)	(0.12)
Total distributions	—	(0.18)	(0.12)

Net asset value, end of period	$9.93	$9.52	$7.08
Total return[4]	4.31%	36.95%	(36.92)%

Net assets, end of period (000s)	$289	$158	$62

Ratios to average net assets:
Gross expenses[5]	9.41%[6]	19.71%	26.17%[6]
Net expenses[5,7,8]	0.19 [6,9,10]	0.27	0.27 [6]
Net investment income	0.90 [6]	2.02	3.43 [6]

Portfolio turnover rate	18%	45%	4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	83

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$11.14		$8.63	$11.40

Income (loss) from operations:
Net investment income	0.17		0.52 [4]	0.27	[4]
Net realized and unrealized gain (loss)	0.50		2.41	(2.77)
Total income (loss) from operations	0.67		2.93	(2.50)

Less distributions from:
Net investment income	(0.01)		(0.42)	(0.27)
Total distributions	(0.01)		(0.42)	(0.27)

Net asset value, end of period	$11.80		$11.14	$8.63
Total return[5]	6.06%		34.04%	(22.04)%

Net assets, end of period (000s)	$241		$218	$75

Ratios to average net assets:
Gross expenses[6]	8.10%[7]		16.53%	23.77%[7]
Net expenses[6,8,9]	0.50	[7,10],11	0.61	0.62	[7]
Net investment income	3.06	[7]	5.00 [4]	6.84	[4,7]

Portfolio turnover rate	36%		53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

84	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$11.14		$8.62	$11.40

Income (loss) from operations:
Net investment income	0.13		0.41 [4]	0.24	[4]
Net realized and unrealized gain (loss)	0.49		2.45	(2.77)
Total income (loss) from operations	0.62		2.86	(2.53)

Less distributions from:
Net investment income	(0.01)		(0.34)	(0.25)
Total distributions	(0.01)		(0.34)	(0.25)

Net asset value, end of period	$11.75		$11.14	$8.62
Total return[5]	5.57%		33.17%	(22.32)%

Net assets, end of period (000s)	$769		$537	$81

Ratios to average net assets:
Gross expenses[6]	9.01%[7]		16.94%	24.35%[7]
Net expenses[6,8,9]	1.24	[7,10],11	1.37	1.37	[7]
Net investment income	2.24	[7]	3.87 [4]	6.06	[4,7]

Portfolio turnover rate	36%		53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	85

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class FI Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$11.14		$8.63	$11.40

Income (loss) from operations:
Net investment income	0.17		0.46 [4]	0.27	[4]
Net realized and unrealized gain (loss)	0.50		2.47	(2.77)
Total income (loss) from operations	0.67		2.93	(2.50)

Less distributions from:
Net investment income	(0.01)		(0.42)	(0.27)
Total distributions	(0.01)		(0.42)	(0.27)

Net asset value, end of period	$11.80		$11.14	$8.63
Total return[5]	6.06%		34.04%	(22.04)%

Net assets, end of period (000s)	$538		$489	$378

Ratios to average net assets:
Gross expenses[6]	7.99%[7]		19.52%	23.72%[7]
Net expenses[6,8,9]	0.50	[7,10],11	0.62	0.62	[7]
Net investment income	3.01	[7]	4.53 [4]	6.84	[4,7]

Portfolio turnover rate	36%		53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares will not exceed 0.99% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

86	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Financial highlights (cont’d)

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2010[2]		2010	2009[3]

Net asset value, beginning of period	$11.14		$8.63	$11.40

Income (loss) from operations:
Net investment income	0.16		0.43 [4]	0.26	[4]
Net realized and unrealized gain (loss)	0.49		2.48	(2.77)
Total income (loss) from operations	0.65		2.91	(2.51)

Less distributions from:
Net investment income	(0.01)		(0.40)	(0.26)
Total distributions	(0.01)		(0.40)	(0.26)

Net asset value, end of period	$11.78		$11.14	$8.63
Total return[5]	5.87%		33.69%	(22.10)%

Net assets, end of period (000s)	$103		$98	$76

Ratios to average net assets:
Gross expenses[6]	8.24%[7]		19.78%	24.03%[7]
Net expenses[6,8,9]	0.75	[7,10],11	0.87	0.87	[7]
Net investment income	2.76	[7]	4.28 [4]	6.59	[4,7]

Portfolio turnover rate	36%		53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.24% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	87

Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2010	2009[3]

Net asset value, beginning of period	$11.14	$8.63	$11.40

Income (loss) from operations:
Net investment income	0.19	0.51 [4]	0.28	[4]
Net realized and unrealized gain (loss)	0.51	2.46	(2.77)
Total income (loss) from operations	0.70	2.97	(2.49)

Less distributions from:
Net investment income	(0.02)	(0.46)	(0.28)
Total distributions	(0.02)	(0.46)	(0.28)

Net asset value, end of period	$11.82	$11.14	$8.63
Total return[5]	6.25%	34.45%	(21.96)%

Net assets, end of period (000s)	$236	$143	$76

Ratios to average net assets:
Gross expenses[6]	7.71%[7]	17.67%	23.52%[7]
Net expenses[6,8,9]	0.23 [7,10,11]	0.32	0.32	[7]
Net investment income	3.33 [7]	4.95 [4]	7.14	[4,7]

Portfolio turnover rate	36%	53%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2010 (unaudited).

[3]	For the period August 29, 2008 (inception date) to January 31, 2009.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.74% until December 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

See Notes to Financial Statements.

88	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Target Retirement 2015 (“Retirement 2015”), Legg Mason Target Retirement 2020 (“Retirement 2020”), Legg Mason Target Retirement 2025 (“Retirement 2025”), Legg Mason Target Retirement 2030 (“Retirement 2030”), Legg Mason Target Retirement 2035 (“Retirement 2035”), Legg Mason Target Retirement 2040 (“Retirement 2040”), Legg Mason Target Retirement 2045 (“Retirement 2045”), Legg Mason Target Retirement 2050 (“Retirement 2050”), and Legg Mason Target Retirement Fund (“Retirement Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other funds (“Underlying Funds”) which are mutual funds affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	89

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2015
Investments in Underlying Funds†	$2,492,919	—	—	$2,492,919

†	See Schedules of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2020
Investments in Underlying Funds†	$3,343,221	—	—	$3,343,221

†	See Schedules of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2025
Investments in Underlying Funds†	$3,626,420	—	—	$3,626,420

†	See Schedules of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2030
Investments in Underlying Funds†	$2,823,122	—	—	$2,823,122

†	See Schedules of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2035
Investments in Underlying Funds†	$3,261,239	—	—	$3,261,239

†	See Schedules of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2040
Investments in Underlying Funds†	$2,601,114	—	—	$2,601,114

†	See Schedules of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2045
Investments in Underlying Funds†	$2,032,278	—	—	$2,032,278

†	See Schedules of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retirement 2050
Investments in Underlying Funds†	$1,459,463	—	—	$1,459,463

†	See Schedules of Investments for additional detailed categorizations.

90	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Description	Quoted Prices (level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (level 3)	Total
Retirement Fund
Investments in Underlying Funds†	$1,821,540	—	—	$1,821,540

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2010, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is each Fund’s subadviser. LMPFA and LMGAA are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Target Retirement Series 2010 Semi-Annual Report	91

Under the investment management agreement, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

Prior to March 22, 2010, LMPFA had contractually agreed to waive fees and/or reimburse expenses, other than taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to limit each Fund’s total annual operating expenses to 1.15%, 1.90%, 1.15%, 1.40% and 0.85% for each Fund’s Class A, C, Fl, R and I shares, respectively.

Effective March 22, 2010 until May 31, 2010, as a result of contractual expense limitations then in place, each Fund’s total annual operating expenses did not exceed 0.99%, 1.74%, 0.99%, 1.24% and 0.74% for each Fund’s Class A, C, Fl, R and I shares, respectively.

Effective May 31, 2010, as a result of an expense limitation agreement between each Fund and LMPFA, the ratio of expenses, other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs, to average net assets of each Fund’s Class A, C, Fl, R and I shares will not exceed 0.99%, 1.74%, 0.99%, 1.24% and 0.74%, respectively. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The expense limitations take into account the expenses of the Underlying Funds and brokerage commissions paid on purchases and sales of shares of ETFs. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Funds’ most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

During the six months ended July 31, 2010, fees waived and/or reimbursed amounted to $71,225, $75,957, $71,076, $71,036, $78,690, $69,709, $66,838, $63,095 and $64,539 for Retirement 2015, Retirement 2020, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050 and Retirement Fund, respectively.

Effective May 31, 2010, the manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of each Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term instruments.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as each Fund’s sole and exclusive distributor.

For each Fund, there is a maximum initial sales charge of 5.75% for Class A shares. Each Fund has a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. For each Fund, in certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for each Fund. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2010, LMIS and its affiliates did not receive sales charges on the sale of the Funds’ Class A shares. In addition, for the six months ended July 31, 2010, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

92	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended July 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Retirement 2015	$1,348,224	$926,898
Retirement 2020	2,123,284	1,055,317
Retirement 2025	1,559,732	752,373
Retirement 2030	1,512,977	491,162
Retirement 2035	1,581,965	560,284
Retirement 2040	1,330,535	313,877
Retirement 2045	1,142,975	506,553
Retirement 2050	482,902	247,618
Retirement Fund	840,638	598,090

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Retirement 2015	$273,757	—	$273,757
Retirement 2020	323,110	—	323,110
Retirement 2025	298,680	$(7,813)	290,867
Retirement 2030	320,364	—	320,364
Retirement 2035	180,950	(16,275)	164,675
Retirement 2040	197,251	(3,043)	194,208
Retirement 2045	151,156	(2,136)	149,020
Retirement 2050	102,527	(11,328)	91,199
Retirement Fund	201,578	(1,673)	199,905

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2010, the Funds did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Funds pay a distribution fee with respect to their Class C and R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

During the six months ended July 31, 2010, the distribution fees which were waived amounted to $233 and $250 for Class R shares of Retirement 2015 and Class R shares of Retirement Fund, respectively.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	93

For the six months ended July 31, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Retirement 2015
Class A	$308	$424
Class C	6,023	3,286
Class FI	611	637
Class R	233	128
Class I	—	225
Total	$7,175	$4,700

Retirement 2020
Class A	$292	$411
Class C	6,805	3,396
Class FI	575	614
Class R	369	158
Class I	—	506
Total	$8,041	$5,085

Retirement 2025
Class A	$299	$396
Class C	9,201	3,282
Class FI	565	605
Class R	244	123
Class I	—	645
Total	$10,309	$5,051

Retirement 2030
Class A	$160	$259
Class C	4,816	2,634
Class FI	581	626
Class R	258	140
Class I	—	748
Total	$5,815	$4,407

Retirement 2035
Class A	$360	$457
Class C	5,140	2,382
Class FI	535	624
Class R	275	128
Class I	—	1,097
Total	$6,310	$4,688

Retirement 2040
Class A	$155	$157
Class C	3,728	2,028
Class FI	539	624
Class R	225	134
Class I	—	701
Total	$4,647	$3,644

Retirement 2045
Class A	$213	$296
Class C	2,854	1,805
Class FI	538	597
Class R	237	135
Class I	—	562
Total	$3,842	$3,395

94	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Distribution Fees	Transfer Agent Fees

Retirement 2050
Class A	$199	$214
Class C	2,263	1,107
Class FI	539	503
Class R	243	123
Class I	—	184
Total	$3,244	$2,131

Retirement Fund
Class A	$263	$382
Class C	3,374	1,863
Class FI	642	732
Class R	250	142
Class I	—	241
Total	$4,529	$3,360

For the six months ended July 31, 2010, waivers and/or expense reimbursements were as follows:

	Distribution Fee Waivers	Waivers/ Reimbursements
Retirement 2015
Class A	—	$7,776
Class C	—	39,427
Class FI	—	15,237
Class R	$233	2,678
Class I	—	6,107
Total	$233	$71,225

Retirement 2020
Class A	—	$6,008
Class C	—	35,848
Class FI	—	11,583
Class R	—	3,671
Class I	—	18,847
Total	—	$75,957

Retirement 2025
Class A	—	$5,068
Class C	—	39,487
Class FI	—	9,366
Class R	—	2,023
Class I	—	15,132
Total	—	$71,076

Retirement 2030
Class A	—	$3,579
Class C	—	27,508
Class FI	—	12,616
Class R	—	2,804
Class I	—	24,529
Total	—	$71,036

Legg Mason Target Retirement Series 2010 Semi-Annual Report	95

	Distribution Fee Waivers	Waivers/ Reimbursements
Retirement 2035
Class A	—	$7,507
Class C	—	27,196
Class FI	—	11,031
Class R	—	2,765
Class I	—	30,191
Total	—	$78,690

Retirement 2040
Class A	—	$3,760
Class C	—	23,705
Class FI	—	13,104
Class R	—	2,747
Class I	—	26,393
Total	—	$69,709

Retirement 2045
Class A	—	$6,042
Class C	—	20,980
Class FI	—	15,065
Class R	—	3,324
Class I	—	21,427
Total	—	$66,838

Retirement 2050
Class A	—	$7,226
Class C	—	21,386
Class FI	—	19,476
Class R	—	4,408
Class I	—	10,599
Total	—	$63,095

Retirement Fund
Class A	—	$7,981
Class C	—	26,214
Class FI	—	19,231
Class R	$250	3,489
Class I	—	7,624
Total	$250	$64,539

6. Distributions to shareholders by class

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Retirement 2015
Net Investment Income:
Class A	$132	$5,442
Class C	547	17,827
Class FI	307	12,205
Class R	52	2,199
Class I	131	4,025
Class IS1	—	102
Total	$1,169	$41,800

96	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Retirement 2020
Net Investment Income:
Class A	$84	$4,509
Class C	289	16,928
Class FI	175	11,192
Class R	47	1,997
Class I	414	4,764
Class IS2	—	110
Total	$1,009	$39,500

Retirement 2025
Net Investment Income:
Class A	$64	$4,278
Class C	239	11,827
Class FI	117	9,799
Class R	21	1,724
Class I	240	9,223
Class IS3	—	99
Total	$681	$36,950

Retirement 2030
Net Investment Income:
Class A	$27	$2,537
Class C	95	10,713
Class FI	91	9,191
Class R	17	1,646
Class I	240	7,153
Class IS4	—	60
Total	$470	$31,300

Retirement 2035
Net Investment Income:
Class A	—	$2,733
Class C	—	5,999
Class FI	—	6,524
Class R	—	1,085
Class I	—	10,659
Class IS5	—	—
Total	—	$27,000

Retirement 2040
Net Investment Income:
Class A	—	$1,290
Class C	—	3,013
Class FI	—	5,869
Class R	—	988
Class I	—	6,602
Class IS6	—	38
Total	—	$17,800

Retirement 2045
Net Investment Income:
Class A	—	$1,998
Class C	—	2,324
Class FI	—	5,853
Class R	—	1,038
Class I	—	4,487
Class IS7	—	—
Total	—	$15,700

Legg Mason Target Retirement Series 2010 Semi-Annual Report	97

	Six Months Ended July 31, 2010	Year Ended January 31, 2010
Retirement 2050
Net Investment Income:
Class A	—	$2,020
Class C	—	2,366
Class FI	—	6,588
Class R	—	1,194
Class I	—	2,892
Class IS8	—	90
Total	—	$15,150

Retirement Fund
Net Investment Income:
Class A	$268	$7,920
Class C	680	13,059
Class FI	651	18,616
Class R	115	3,465
Class I	286	5,754
Class IS9	—	186
Total	$2,000	$49,000

[1]	Class IS shares were fully redeemed on September 17, 2009.

[2]	Class IS shares were fully redeemed on September 18, 2009.

[3]	Class IS shares were fully redeemed on September 24, 2009.

[4]	Class IS shares were fully redeemed on October 8, 2009.

[5]	Class IS shares were fully redeemed on September 29, 2009.

[6]	Class IS shares were fully redeemed on October 5, 2009.

[7]	Class IS shares were fully redeemed on October 12, 2009.

[8]	Class IS shares were fully redeemed on October 6, 2009.

[9]	Class IS shares were fully redeemed on September 28, 2009.

7. Shares of beneficial interest

At July 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount
Retirement 2015
Class A
Shares sold	14,763	$157,839	19,439	$199,897
Shares issued on reinvestment	7	74	283	3,001
Shares repurchased	(10,952)	(119,934)	(6,078)	(59,632)
Net increase	3,818	$37,979	13,644	$143,266

Class C
Shares sold	97,347	$1,041,755	147,685	$1,431,960
Shares issued on reinvestment	51	544	1,681	17,748
Shares repurchased	(61,341)	(647,647)	(58,708)	(606,372)
Net increase	36,057	$394,652	90,658	$843,336

98	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2010			Year Ended January 31, 2010
	Shares		Amount	Shares	Amount
Retirement 2015 continued
Class FI
Shares sold	243		$2,595	2,005	$21,262
Shares issued on reinvestment	1		15	—	—
Shares repurchased	(8)		(81)	(1)	(14)
Net increase	236		$2,529	2,004	$21,248

Class R
Net increase (decrease)	—		—	—	—

Class I
Shares sold	8,865		$93,335	4,643	$45,073
Shares issued on reinvestment	0	*	1	122	1,292
Shares repurchased	(4,830)		(52,136)	(252)	(2,579)
Net increase	4,035		$41,200	4,513	$43,786

Class IS1
Shares repurchased	—		—	(8,772)	$(92,456)
Net decrease	—		—	(8,772)	$(92,456)

Retirement 2020
Class A
Shares sold	14,057		$149,141	10,530	$106,405
Shares issued on reinvestment	5		48	216	2,271
Shares repurchased	(5,482)		(59,196)	(780)	(8,068)
Net increase	8,580		$89,993	9,966	$100,608

Class C
Shares sold	88,797		$947,249	111,860	$1,057,204
Shares issued on reinvestment	27		289	1,610	16,846
Shares repurchased	(59,082)		(625,298)	(34,516)	(326,223)
Net increase	29,742		$322,240	78,954	$747,827

Class FI
Net increase (decrease)	—		—	—	—

Class R
Shares sold	138		$1,454	5,215	$54,398
Shares issued on reinvestment	2		18	—	—
Net increase	140		$1,472	5,215	$54,398

Class I
Shares sold	77,421		$807,269	8,122	$82,123
Shares issued on reinvestment	—		—	213	2,234
Shares repurchased	(7,684)		(81,700)	—	—
Net increase	69,737		$725,569	8,335	$84,357

Class IS2
Shares repurchased	—		—	(8,772)	$(91,491)
Net decrease	—		—	(8,772)	$(91,491)

Retirement 2025
Class A
Shares sold	6,467		$68,110	12,397	$116,868
Shares issued on reinvestment	4		41	225	2,318
Shares repurchased	(3,479)		(35,108)	(4)	(41)
Net increase	2,992		$33,043	12,618	$119,145

Legg Mason Target Retirement Series 2010 Semi-Annual Report	99

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount
Retirement 2025 continued
Class C
Shares sold	67,768	$700,680	157,482	$1,524,094
Shares issued on reinvestment	23	240	1,143	11,752
Shares repurchased	(16,928)	(178,560)	(28,205)	(274,372)
Net increase	50,863	$522,360	130,420	$1,261,474

Class FI
Net increase (decrease)	—	—	—	—

Class R
Shares sold	888	$9,071	—	—
Net increase	888	$9,071	—	—

Class I
Shares sold	51,874	$529,052	30,779	$283,662
Shares issued on reinvestment	—	—	676	6,979
Shares repurchased	(18,713)	(195,238)	(42)	(406)
Net increase	33,161	$333,814	31,413	$290,235

Class IS3
Shares repurchased	—	—	(8,772)	$(88,421)
Net decrease	—	—	(8,772)	$(88,421)

Retirement 2030
Class A
Shares sold	4,890	$49,218	5,086	$43,202
Shares issued on reinvestment	1	9	82	823
Shares repurchased	(4,845)	(48,639)	(672)	(6,064)
Net increase	46	$588	4,496	$37,961

Class C
Shares sold	70,485	$710,166	148,150	$1,288,662
Shares issued on reinvestment	9	94	1,052	10,545
Shares repurchased	(22,860)	(225,026)	(92,914)	(881,179)
Net increase	47,634	$485,234	56,288	$418,028

Class FI
Shares sold	108	$1,116	1,904	$18,734
Shares issued on reinvestment	1	3	62	618
Shares repurchased	(1,673)	(16,793)	(1,633)	(15,038)
Net increase (decrease)	(1,564)	$(15,674)	333	$4,314

Class R
Shares sold	315	$3,175	1,375	$13,598
Shares issued on reinvestment	1	3	16	159
Net increase	316	$3,178	1,391	$13,757

Class I
Shares sold	69,165	$686,353	30,343	$276,226
Shares issued on reinvestment	—	—	512	5,164
Shares repurchased	(8,551)	(88,802)	(1,311)	(13,454)
Net increase	60,614	$597,551	29,544	$267,936

Class IS4
Shares repurchased	—	—	(8,772)	$(87,281)
Net decrease	—	—	(8,772)	$(87,281)

100	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount
Retirement 2035
Class A
Shares sold	4,483	$44,065	23,167	$219,019
Shares issued on reinvestment	—	—	145	1,429
Shares repurchased	(5,584)	(56,345)	(831)	(8,188)
Net increase (decrease)	(1,101)	$(12,280)	22,481	$212,260

Class C
Shares sold	51,124	$507,845	105,768	$959,551
Shares issued on reinvestment	—	—	608	5,999
Shares repurchased	(12,451)	(121,866)	(30,935)	(292,475)
Net increase	38,673	$385,979	75,441	$673,075

Class FI
Net increase (decrease)	—	—	—	—

Class R
Shares sold	3,283	$31,813	15	$145
Shares repurchased	(3,031)	(28,951)	—	—
Net increase	252	$2,862	15	$145

Class I
Shares sold	87,353	$847,071	52,712	$494,080
Shares issued on reinvestment	—	—	922	9,089
Shares repurchased	(14,672)	(149,439)	(4,957)	(48,021)
Net increase	72,681	$697,632	48,677	$455,148

Class IS5
Shares repurchased	—	—	(8,772)	$(84,211)
Net decrease	—	—	(8,772)	$(84,211)

Retirement 2040
Class A
Shares sold	7,090	$69,605	946	$9,093
Shares issued on reinvestment	—	—	12	116
Shares repurchased	(720)	(7,314)	(5)	(42)
Net increase	6,370	$62,291	953	$9,167

Class C
Shares sold	59,606	$583,795	79,014	$679,171
Shares issued on reinvestment	—	—	302	2,986
Shares repurchased	(10,424)	(103,150)	(35,415)	(321,547)
Net increase	49,182	$480,645	43,901	$360,610

Class FI
Net increase (decrease)	—	—	—	—

Class R
Shares sold	103	$1,017	388	$3,718
Shares issued on reinvestment	—	—	3	37
Shares repurchased	—	—	(17)	(152)
Net increase	103	$1,017	374	$3,603

Class I
Shares sold	64,434	$631,829	33,689	$295,694
Shares issued on reinvestment	—	—	519	5,160
Shares repurchased	(9,178)	(91,729)	(1,369)	(12,992)
Net increase	55,256	$540,100	32,839	$287,862

Legg Mason Target Retirement Series 2010 Semi-Annual Report	101

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount
Retirement 2040 continued
Class IS6
Shares repurchased	—	—	(8,772)	$(82,632)
Net decrease	—	—	(8,772)	$(82,632)

Retirement 2045
Class A
Shares sold	9,289	$92,975	8,264	$69,937
Shares issued on reinvestment	—	—	83	827
Shares repurchased	(332)	(3,260)	(3,607)	(34,408)
Net increase	8,957	$89,715	4,740	$36,356

Class C
Shares sold	43,675	$439,803	64,936	$585,663
Shares issued on reinvestment	—	—	234	2,324
Shares repurchased	(34,757)	(356,108)	(25,428)	(236,202)
Net increase	8,918	$83,695	39,742	$351,785

Class FI
Net increase (decrease)	—	—	—	—

Class R
Shares sold	125	$1,237	835	$8,068
Shares issued on reinvestment	—	—	9	88
Net increase	125	$1,237	844	$8,156

Class I
Shares sold	55,517	$543,167	20,544	$185,673
Shares issued on reinvestment	—	—	307	3,051
Shares repurchased	(7,335)	(74,777)	(1,790)	(16,686)
Net increase	48,182	$468,390	19,061	$172,038

Class IS7
Shares repurchased	—	—	(8,772)	$(85,702)
Net decrease	—	—	(8,772)	$(85,702)

Retirement 2050
Class A
Shares sold	3,733	$36,348	4,708	$44,547
Shares issued on reinvestment	—	—	72	703
Shares repurchased	(1,712)	(17,263)	(34)	(324)
Net increase	2,021	$19,085	4,746	$44,926

Class C
Shares sold	31,358	$310,835	39,189	$349,984
Shares issued on reinvestment	—	—	233	2,300
Shares repurchased	(15,680)	(152,784)	(12,623)	(113,948)
Net increase	15,678	$158,051	26,799	$238,336

Class FI
Net increase (decrease)	—	—	—	—

Class R
Shares sold	441	$4,342	920	$8,877
Shares issued on reinvestment	—	—	10	102
Net increase	441	$4,342	930	$8,979

102	Legg Mason Target Retirement Series 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount
Retirement 2050 continued
Class I
Shares sold	15,908	$155,436	8,636	$77,654
Shares issued on reinvestment	—	—	131	1,302
Shares repurchased	(3,465)	(35,461)	(919)	(8,885)
Net increase	12,443	$119,975	7,848	$70,071

Class IS8
Shares repurchased	—	—	(8,772)	$(83,947)
Net decrease	—	—	(8,772)	$(83,947)

Retirement Fund
Class A
Shares sold	5,765	$67,482	10,555	$119,270
Shares issued on reinvestment	13	143	376	4,197
Shares repurchased	(4,947)	(57,321)	(82)	(909)
Net increase	831	$10,304	10,849	$122,558

Class C
Shares sold	37,624	$435,779	57,314	$589,669
Shares issued on reinvestment	59	680	1,158	12,901
Shares repurchased	(20,493)	(237,784)	(19,674)	(213,851)
Net increase	17,190	$198,675	38,798	$388,719

Class FI
Shares sold	1,736	$20,002	—	—
Shares issued on reinvestment	2	25	—	—
Net increase	1,738	$20,027	—	—

Class R
Net increase (decrease)	—	—	—	—

Class I
Shares sold	9,356	$105,536	3,925	$42,108
Shares issued on reinvestment	—	—	154	1,719
Shares repurchased	(2,243)	(25,850)	—	—
Net increase	7,113	$79,686	4,079	$43,827

Class IS9
Shares repurchased	—	—	(8,772)	$(98,246)
Net decrease	—	—	(8,772)	$(98,246)

*	Represents less than 1 share reinvested.

[1]	Class IS shares were fully redeemed on September 17, 2009.

[2]	Class IS shares were fully redeemed on September 18, 2009.

[3]	Class IS shares were fully redeemed on September 24, 2009.

[4]	Class IS shares were fully redeemed on October 8, 2009.

[5]	Class IS shares were fully redeemed on September 29, 2009.

[6]	Class IS shares were fully redeemed on October 5, 2009.

[7]	Class IS shares were fully redeemed on October 12, 2009.

[8]	Class IS shares were fully redeemed on October 6, 2009.

[9]	Class IS shares were fully redeemed on September 28, 2009.

Legg Mason Target Retirement Series 2010 Semi-Annual Report	103

8. Capital loss carryforwards

As of January 31, 2010, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Retirement 2015	Retirement 2020	Retirement 2025	Retirement 2030	Retirement 2035
1/31/2017	$(4,014)	$(4,218)	$(547)	$(1,684)	$(407)
1/31/2018	(30,080)	(30,546)	(27,723)	(57,865)	(48,711)
	$(34,094)	$(34,764)	$(28,270)	$(59,549)	$(49,118)

Year of Expiration	Retirement 2040	Retirement 2045	Retirement 2050	Retirement Fund
1/31/2017	$(425)	$(425)	$(425)	$(2,870)
1/31/2018	(44,143)	(46,100)	(65,730)	(18,378)
	$(44,568)	$(46,525)	$(66,155)	$(21,248)

These amounts will be available to offset any future taxable capital gains.

Legg Mason

Target Retirement Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA

Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

Legg Mason Target Retirement Series

Legg Mason Target Retirement 2015

Legg Mason Target Retirement 2020

Legg Mason Target Retirement 2025

Legg Mason Target Retirement 2030

Legg Mason Target Retirement 2035

Legg Mason Target Retirement 2040

Legg Mason Target Retirement 2045

Legg Mason Target Retirement 2050

Legg Mason Target Retirement Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Target Retirement Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Target Retirement Series. This report is not authorized for distribution to prospective investors in the Legg Mason Target Retirement Series unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked 11th-largest money manager in the world, according to Pensions & Investments. June 28, 2010, based on 12/31/09 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011995 9/10 SR10-1185

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: October 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: October 1, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: October 1, 2010